UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® Floating Rate High Income Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Bass Pro Group LLC	2.9
Asurion LLC	2.0
Intelsat Jackson Holdings SA	1.3
Fertitta Entertainment LLC NV	1.2
Caesars Entertainment, Inc.	1.1
Acrisure LLC	1.0
ABG Intermediate Holdings 2 LLC	1.0
HUB International Ltd.	0.9
TransDigm, Inc.	0.9
MH Sub I LLC	0.8
13.1

Market Sectors (% of Fund's net assets)

Technology	16.0
Services	10.4
Telecommunications	5.7
Healthcare	5.4
Insurance	5.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Bank Loan Obligations - 88.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.7746% 3/19/26 (b)(c)(d)	13,185	12,410
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.83% 12/31/27 (b)(c)(d)	4,110	4,101
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 8/24/28 (b)(c)(d)	40,890	40,825
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 2/22/27 (b)(c)(d)	37,616	37,637
TOTAL AEROSPACE		94,973
Air Transportation - 1.5%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0004% 4/20/28 (b)(c)(d)	26,185	26,334
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3694% 8/11/28 (b)(c)(d)	17,356	17,294
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5822% 4/8/26 (b)(c)(d)	4,892	4,798
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5822% 4/4/26 (b)(c)(d)	2,630	2,580
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.7746% 11/23/28 (b)(c)(d)(e)	19,353	18,639
2LN, term loan 3 month U.S. LIBOR + 8.000% 13.0246% 11/23/29 (b)(c)(d)(e)	4,100	3,948
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.2126% 7/2/27 (b)(c)(d)	23,146	24,062
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1273% 2/9/30 (b)(c)(d)	5,340	4,986
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7985% 10/20/27 (b)(c)(d)	20,691	21,421
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.0822% 3/24/28 (b)(c)(d)(e)	12,311	11,879
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7704% 4/21/28 (b)(c)(d)	30,956	30,811
TOTAL AIR TRANSPORTATION		166,752
Automotive & Auto Parts - 1.7%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.657% 3/5/28 (b)(c)(d)	19,862	17,075
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 4/6/29 (c)(d)(f)	5,240	5,227
Clarios Global LP Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.2746% 4/30/26 (b)(c)(d)	10,905	10,875
CME Term SOFR 1 Month Index + 3.750% 4/20/30 (c)(d)(f)	26,480	26,436
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.4533% 6/3/28 (b)(c)(d)	40,036	37,006
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.9527% 12/17/28 (b)(c)(d)	13,048	12,771
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0636% 11/2/27 (b)(c)(d)	15,258	15,162
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.52% 12/17/28 (b)(c)(d)	26,697	21,864
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5903% 1/26/29 (b)(c)(d)	19,939	14,223
Rough Country LLC:
2LN, term loan 3 month U.S. LIBOR + 6.500% 11.3403% 7/28/29 (b)(c)(d)	6,095	5,463
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 7/28/28 (b)(c)(d)	5,131	4,775
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9706% 2/8/28 (b)(c)(d)	5,285	4,606
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 1/29/28 (b)(c)(d)	23,749	21,472
TOTAL AUTOMOTIVE & AUTO PARTS		196,955
Banks & Thrifts - 0.6%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5967% 2/27/28 (b)(c)(d)	32,512	32,263
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 4/9/27 (b)(c)(d)	12,628	12,180
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (b)(c)(d)	12,058	10,370
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/1/28 (b)(c)(d)	6,498	6,464
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0822% 12/16/28 (b)(c)(d)	3,375	3,341
TOTAL BANKS & THRIFTS		64,618
Broadcasting - 1.6%
AppLovin Corp.:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0822% 10/25/28 (b)(c)(d)	8,076	8,012
Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.3322% 8/15/25 (b)(c)(d)	18,344	18,230
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (b)(c)(d)	8,575	7,681
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (b)(c)(d)	71,092	4,532
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9034% 12/1/28 (b)(c)(d)	42,451	38,843
Gray Television, Inc. Tranche D 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9179% 12/1/28 (b)(c)(d)	2,569	2,510
Nexstar Media, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 9/19/26 (b)(c)(d)	20,849	20,784
Sinclair Television Group, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.53% 9/30/26 (b)(c)(d)	5,233	4,716
1 month U.S. LIBOR + 3.000% 8.03% 4/1/28 (b)(c)(d)	2,948	2,498
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.8322% 4/21/29 (b)(c)(d)	13,796	11,520
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1591% 8/14/26 (b)(c)(d)	11,742	11,727
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 6/24/29 (b)(c)(d)	7,841	7,755
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.2746% 3/24/26 (b)(c)(d)	6,046	6,000
1 month U.S. LIBOR + 3.250% 8.2746% 1/31/29 (b)(c)(d)	40,125	39,423
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 7.7746% 3/15/24 (b)(c)(d)	862	862
TOTAL BROADCASTING		185,093
Building Materials - 2.9%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (b)(c)(d)	41,049	32,438
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.5903% 10/1/26 (b)(c)(d)	13,759	13,739
1 month U.S. LIBOR + 2.750% 7.7746% 12/16/28 (b)(c)(d)	11,470	11,454
Foley Products Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.7983% 12/29/28 (b)(c)(d)	11,456	11,327
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.3733% 2/25/29 (b)(c)(d)	84,970	77,111
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.657% 2/28/27 (b)(c)(d)	17,649	17,558
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.3467% 12/14/28 (b)(c)(d)	8,019	7,981
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.4983% 4/29/29 (b)(c)(d)	38,158	36,833
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3322% 4/1/29 (b)(c)(d)	20,062	19,862
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2677% 10/15/28 (b)(c)(d)	9,039	8,502
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.5246% 6/4/28 (b)(c)(d)	36,908	35,149
CME Term SOFR 3 Month Index + 3.500% 8.5822% 6/2/28 (b)(c)(d)	11,411	10,871
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3288% 9/22/28 (b)(c)(d)	19,895	19,834
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.7264% 2/16/28 (b)(c)(d)	9,572	9,431
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/14/28 (b)(c)(d)	11,372	11,137
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7322% 10/19/27 (b)(c)(d)	9,752	9,652
TOTAL BUILDING MATERIALS		332,879
Cable/Satellite TV - 1.9%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.557% 2/1/27 (b)(c)(d)	70,447	69,214
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.1977% 1/31/28 (b)(c)(d)	31,425	30,622
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.9477% 10/15/29 (b)(c)(d)	4,745	4,661
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4477% 4/15/27 (b)(c)(d)	22,132	19,515
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3895% 1/18/28 (b)(c)(d)	48,138	44,227
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.0246% 8/2/27 (b)(c)(d)	13,569	13,005
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.4477% 1/31/28 (b)(c)(d)	21,915	21,538
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (b)(c)(d)	12,610	12,389
TOTAL CABLE/SATELLITE TV		215,171
Capital Goods - 0.6%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.0967% 7/22/29 (b)(c)(d)	8,834	8,792
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7395% 3/15/30 (b)(c)(d)	18,305	18,294
CPM Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.0976% 11/15/26 (b)(c)(d)	2,917	2,869
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3476% 11/15/25 (b)(c)(d)	7,504	7,480
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4978% 1/24/29 (b)(c)(d)	16,196	16,128
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.9266% 4/16/25 (b)(c)(d)(e)	4,450	4,217
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 8.6023% 7/31/27 (b)(c)(d)	9,423	9,187
TOTAL CAPITAL GOODS		66,967
Chemicals - 3.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 9/30/28 (b)(c)(d)	21,600	19,647
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.0246% 9/22/29 (b)(c)(d)(e)	3,385	2,869
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.7322% 11/24/27 (b)(c)(d)	10,484	10,326
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.7746% 11/24/28 (b)(c)(d)	12,310	10,956
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0246% 11/24/27 (b)(c)(d)	14,505	14,359
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (b)(c)(d)	5,933	5,950
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0483% 5/27/29 (b)(c)(d)	15,384	14,615
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5246% 5/7/25 (b)(c)(d)(e)	11,574	11,227
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.3403% 5/7/25 (b)(c)(d)	10,758	10,699
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.2836% 10/4/29 (b)(c)(d)	25,915	24,792
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 5/27/28 (b)(c)(d)	18,402	16,293
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 7/3/28 (b)(c)(d)	13,482	12,389
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.4536% 3/15/29 (b)(c)(d)	39,248	35,085
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.5018% 3/15/30 (b)(c)(d)	8,290	6,798
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9099% 12/29/27 (b)(c)(d)	7,689	5,822
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 2/10/30 (b)(c)(d)	7,590	7,568
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8322% 3/1/30 (b)(c)(d)	7,839	7,819
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.8467% 1/20/26 (b)(c)(d)	24,572	24,431
Kraton Polymers U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5444% 3/15/29 (b)(c)(d)	10,207	10,185
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.8063% 12/1/26 (b)(c)(d)	14,118	11,930
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (b)(c)(d)	21,587	20,437
CME Term SOFR 3 Month Index + 4.500% 9.4983% 11/9/28 (b)(c)(d)	12,420	11,855
Starfruit U.S. Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9901% 4/3/28 (b)(c)(d)	9,940	9,903
Tranche B, term loan CME Term SOFR 1 Month Index + 2.750% 7.8954% 10/1/25 (b)(c)(d)	20,566	20,443
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.8322% 4/3/25 (b)(c)(d)	16,958	16,849
U.S. Coatings Acquisition, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8983% 12/20/29 (b)(c)(d)	6,541	6,553
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/22/28 (b)(c)(d)	17,494	17,485
TOTAL CHEMICALS		367,285
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9104% 2/7/29 (b)(c)(d)	21,240	19,806
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2322% 12/22/28 (b)(c)(d)	9,212	8,820
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.807% 12/23/28 (b)(c)(d)	17,625	17,206
BCPE Empire Holdings, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.0246% 6/11/26 (b)(c)(d)	11,148	11,011
CME Term SOFR 1 Month Index + 4.620% 9.7072% 6/11/26 (b)(c)(d)	2,968	2,953
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0246% 6/11/26 (b)(c)(d)	14,806	14,615
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 6.907% 5/23/27 (b)(c)(d)	9,561	9,310
CME Term SOFR 1 Month Index + 3.500% 8.307% 12/13/29 (b)(c)(d)	14,425	14,323
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4587% 11/8/27 (b)(c)(d)	20,058	19,845
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 5/17/28 (b)(c)(d)	11,482	10,683
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0565% 9/29/28 (b)(c)(d)	16,669	16,641
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 1/6/28 (b)(c)(d)	1,535	1,462
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/21/25 (b)(c)(d)	13,658	13,204
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7034% 12/22/26 (b)(c)(d)	28,095	27,358
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.39% 9/24/28 (b)(c)(d)	22,488	20,918
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.4099% 3/4/28 (b)(c)(d)	8,247	8,121
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.4534% 10/20/28 (b)(c)(d)	12,733	9,462
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.3125% 8/5/28 (b)(c)(d)	22,884	21,339
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 6/29/28 (b)(c)(d)	9,857	8,003
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.76% 12/21/27 (b)(c)(d)	15,515	14,972
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.4206% 12/21/28 (b)(c)(d)	2,135	1,708
TOTAL CONSUMER PRODUCTS		271,760
Containers - 1.8%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 3/3/28 (b)(c)(d)	24,366	23,738
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.073% 3/11/28 (b)(c)(d)	21,070	20,407
1 month U.S. LIBOR + 3.750% 8.4449% 3/11/28 (b)(c)(d)	11,872	11,624
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.6503% 7/1/26 (b)(c)(d)	26,931	26,857
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.8322% 12/21/26 (b)(c)(d)	5,820	5,816
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6715% 12/1/27 (b)(c)(d)	15,375	15,156
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 8/4/27 (b)(c)(d)	18,481	18,366
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1293% 2/9/26 (b)(c)(d)	8,845	8,088
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.7746% 8/1/26 (b)(c)(d)	1,970	1,932
3 month U.S. LIBOR + 4.000% 8.8467% 7/31/26 (b)(c)(d)	9,675	9,500
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9762% 11/18/25 (b)(c)(d)	4,932	4,848
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.657% 1/30/27 (b)(c)(d)	18,431	18,226
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.3467% 2/5/26 (b)(c)(d)	16,069	16,016
1 month U.S. LIBOR + 3.250% 8.3467% 9/24/28 (b)(c)(d)	10,554	10,437
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/12/28 (b)(c)(d)	9,131	9,055
TOTAL CONTAINERS		200,066
Diversified Financial Services - 2.1%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.7746% 2/4/28 (b)(c)(d)	14,592	14,558
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3061% 3/1/25 (b)(c)(d)	6,508	6,219
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.3061% 10/15/26 (b)(c)(d)	6,152	5,933
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 1/27/27 (b)(c)(d)	6,545	6,414
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 1/26/29 (c)(d)(f)	12,135	12,029
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4091% 7/12/28 (b)(c)(d)	5,779	5,772
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 6/27/25 (b)(c)(d)	1,838	1,835
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4822% 6/24/28 (b)(c)(d)	13,983	13,789
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 6/30/28 (b)(c)(d)	17,334	17,214
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0227% 9/24/27 (b)(c)(d)	7,100	6,577
HarbourVest Partners LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 7.1977% 3/1/25 (b)(c)(d)	17,419	17,397
CME Term SOFR 1 Month Index + 3.250% 7.7984% 4/6/30 (b)(c)(d)	2,090	2,085
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.01% 4/21/28 (b)(c)(d)	13,315	12,758
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/27/30 (c)(d)(f)	4,360	4,306
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 11.3322% 11/1/29 (b)(c)(d)	14,420	12,953
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8322% 11/8/26 (b)(c)(d)	14,952	14,084
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/8/30 (c)(d)(f)	5,745	5,641
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.7746% 11/16/26 (b)(c)(d)	22,107	21,999
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.2746% 12/1/28 (b)(c)(d)	15,395	15,336
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.57% 4/29/26 (b)(c)(d)	9,777	9,747
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/9/27 (b)(c)(d)	22,942	22,182
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/15/27 (b)(c)(d)	13,320	12,893
TOTAL DIVERSIFIED FINANCIAL SERVICES		241,721
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.7189% 10/28/27 (b)(c)(d)	15,351	13,056
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.5483% 2/10/27 (b)(c)(d)	39,899	35,036
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 12/17/26 (b)(c)(d)	48,501	41,590
TOTAL DIVERSIFIED MEDIA		89,682
Energy - 2.6%
American Consolidated Natural term loan 21.2681% 9/16/25 (b)(d)(e)	1,648	1,656
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.758% 11/14/26 (b)(c)(d)	17,711	17,261
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.1721% 10/14/27 (b)(c)(d)	24,946	24,634
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 3/17/28 (b)(c)(d)	7,349	7,202
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 6/4/28 (b)(c)(d)	62,645	62,458
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 11/19/29 (b)(c)(d)	29,245	28,575
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 8.8403% 2/6/25 (b)(c)(d)	24,128	23,272
3 month U.S. LIBOR + 4.250% 9.0903% 3/10/26 (b)(c)(d)	10,272	9,910
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (b)(c)(d)	4,749	4,580
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (b)(c)(d)	15,231	15,003
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 9/29/28 (b)(c)(d)	39,312	39,157
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 7/18/25 (b)(c)(d)	17,905	17,845
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 11/14/25 (b)(c)(d)	11,603	11,472
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2405% 2/14/30 (b)(c)(d)	8,695	8,539
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0246% 1/23/27 (b)(c)(d)	2,673	2,657
WaterBridge Operating LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.750% 11.0051% 6/21/26 (b)(c)(d)	6,881	6,824
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.8467% 3/25/28 (b)(c)(d)	9,719	9,212
TOTAL ENERGY		290,257
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.5246% 9/1/27 (b)(c)(d)	15,807	15,332
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.5246% 9/1/27 (b)(c)(d)	13,845	13,441
TOTAL ENTERTAINMENT/FILM		28,773
Environmental - 0.8%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.8403% 10/8/28 (b)(c)(d)	8,320	8,351
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4822% 11/30/28 (b)(c)(d)	13,898	13,818
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4965% 11/30/28 (b)(c)(d)	1,052	1,045
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (b)(c)(d)	33,337	32,026
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2853% 4/22/29 (b)(c)(d)	13,160	12,897
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 11/17/28 (b)(c)(d)	13,398	13,219
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.125% 4/1/28 (b)(c)(d)	4,696	4,661
TOTAL ENVIRONMENTAL		86,017
Food & Drug Retail - 0.4%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.5903% 10/1/25 (b)(c)(d)	4,565	4,033
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.7483% 8/1/29 (b)(c)(d)	10,204	10,140
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4091% 1/29/27 (b)(c)(d)	17,744	17,509
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.7727% 11/20/25 (b)(c)(d)	20,297	10,724
Primary Products Finance LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0401% 4/1/29 (b)(c)(d)	6,240	6,157
TOTAL FOOD & DRUG RETAIL		48,563
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.5903% 10/1/26 (b)(c)(d)	2,240	1,432
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 10/1/25 (b)(c)(d)	4,388	3,852
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.2483% 1/24/29 (b)(c)(d)	33,971	30,164
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9983% 1/24/30 (b)(c)(d)	8,175	6,131
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.4215% 10/23/27 (b)(c)(d)	16,580	16,492
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3143% 5/16/29 (b)(c)(d)	41,550	40,693
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5967% 9/23/27 (b)(c)(d)	9,230	9,010
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/31/28 (b)(c)(d)	43,924	41,564
TOTAL FOOD/BEVERAGE/TOBACCO		149,338
Gaming - 4.3%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.1977% 10/1/28 (b)(c)(d)	4,003	3,850
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3322% 1/26/30 (b)(c)(d)	110,250	109,699
Churchill Downs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.85% 3/17/28 (b)(c)(d)	8,477	8,451
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9822% 1/27/29 (b)(c)(d)	133,399	129,648
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4099% 7/4/28 (b)(c)(d)	13,542	13,550
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.03% 10/20/24 (b)(c)(d)	38,517	38,421
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (b)(c)(d)	9,327	9,355
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (b)(c)(d)	12,920	12,871
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 4/26/28 (b)(c)(d)	12,253	11,924
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 5/29/26 (b)(c)(d)	7,534	7,520
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8322% 5/3/29 (b)(c)(d)	10,243	10,191
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9812% 4/14/29 (b)(c)(d)	26,744	26,629
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.4206% 4/4/29 (b)(c)(d)	31,152	30,664
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4091% 7/21/26 (b)(c)(d)	35,234	35,175
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.28% 2/7/27 (b)(c)(d)	37,360	36,949
TOTAL GAMING		484,897
Healthcare - 5.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.2983% 2/15/29 (b)(c)(d)	16,674	12,480
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 8/24/28 (b)(c)(d)	14,377	14,345
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.3322% 11/6/27 (b)(c)(d)	15,070	15,044
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.0839% 2/12/28 (b)(c)(d)	8,978	8,612
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (b)(c)(d)	19,581	18,657
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.6534% 8/1/27 (b)(c)(d)	15,930	15,460
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0967% 11/1/28 (b)(c)(d)	12,068	11,940
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (b)(c)(d)	14,985	14,752
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (b)(c)(d)	78,755	75,753
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.09% 10/29/27 (b)(c)(d)	2,970	2,890
CME Term SOFR 3 Month Index + 5.000% 10/29/27 (c)(d)(f)	6,015	5,925
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.09% 10/29/27 (b)(c)(d)	376	366
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.76% 3/15/28 (b)(c)(d)	25,030	24,990
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5483% 1/6/29 (b)(c)(d)	13,325	13,173
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3467% 5/4/28 (b)(c)(d)	36,208	36,144
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 5/5/28 (b)(c)(d)	34,269	34,217
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0279% 10/19/27 (b)(c)(d)	14,644	14,616
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.2746% 8/31/26 (b)(c)(d)	12,174	11,132
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.0903% 8/30/27 (b)(c)(d)	2,851	2,195
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 10/23/28 (b)(c)(d)	27,240	26,419
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8152% 3/2/28 (b)(c)(d)	13,433	10,232
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7483% 3/2/28 (b)(c)(d)	225	171
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8% 6/2/28 (b)(c)(d)	37,823	37,744
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 11/30/27 (b)(c)(d)	19,887	19,281
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7746% 3/31/27 (b)(c)(d)	27,917	25,823
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3322% 4/20/29 (b)(c)(d)	16,743	16,646
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 11/15/28 (b)(c)(d)	46,776	45,931
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (b)(c)(d)	14,894	14,884
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.6977% 8/31/26 (b)(c)(d)	17,450	17,403
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.3476% 10/1/29 (b)(c)(d)(e)	2,820	2,580
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0976% 10/1/28 (b)(c)(d)	27,076	25,654
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.3322% 12/15/27 (b)(c)(d)	14,844	13,675
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4099% 11/20/26 (b)(c)(d)	4,460	3,466
TOTAL HEALTHCARE		592,600
Homebuilders/Real Estate - 0.8%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(d)(e)	25,849	24,557
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.5903% 8/21/25 (b)(c)(d)	15,377	15,050
CME Term SOFR 1 Month Index + 3.250% 8.157% 1/24/30 (b)(c)(d)	19,396	18,717
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.0822% 1/27/29 (b)(c)(d)	15,238	14,927
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0822% 9/1/27 (b)(c)(d)	18,858	18,803
TOTAL HOMEBUILDERS/REAL ESTATE		92,054
Hotels - 2.5%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.6591% 4/30/28 (b)(c)(d)	11,596	9,934
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.8711% 9/9/26 (b)(c)(d)	9,019	8,921
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 8.0246% 6/30/25 (b)(c)(d)	20,723	20,574
6 month U.S. LIBOR + 3.250% 8.2746% 10/18/28 (b)(c)(d)	25,354	24,858
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 11/30/29 (b)(c)(d)	32,021	32,084
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 8/2/28 (b)(c)(d)	69,303	68,908
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.8205% 6/21/26 (b)(c)(d)	21,135	21,089
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.7746% 8/31/25 (b)(c)(d)	27,581	27,469
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.27% 6/23/26 (b)(c)(d)	7,816	6,696
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1395% 1/5/29 (b)(c)(d)	13,451	13,421
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 6.750% 13.3646% 5/30/26 (b)(c)(d)	20,589	12,736
3 month U.S. LIBOR + 8.750% 13.7746% 2/28/25 (b)(c)(d)	19,583	19,772
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 6.7746% 5/30/25 (b)(c)(d)	20,878	20,845
TOTAL HOTELS		287,307
Insurance - 5.0%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.5246% 2/13/27 (b)(c)(d)	49,261	46,983
1 month U.S. LIBOR + 4.250% 9.2746% 2/15/27 (b)(c)(d)	14,034	13,554
CME Term SOFR 1 Month Index + 5.750% 10.4473% 2/15/27 (b)(c)(d)	44,279	44,030
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 2/15/27 (b)(c)(d)	11,820	11,288
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.51% 11/12/27 (b)(c)(d)	33,570	33,249
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3762% 11/6/27 (b)(c)(d)	14,358	14,226
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.2746% 2/19/28 (b)(c)(d)	22,628	22,366
CME Term SOFR 1 Month Index + 2.750% 7.8322% 2/19/28 (b)(c)(d)	7,975	7,935
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9905% 2/28/28 (b)(c)(d)	12,595	12,196
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4822% 2/13/27 (b)(c)(d)	12,217	11,993
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.5246% 2/13/27 (b)(c)(d)	742	730
1 month U.S. LIBOR + 3.500% 8.5246% 2/13/27 (b)(c)(d)	18,022	17,692
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3322% 8/19/28 (b)(c)(d)	25,071	23,266
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.2746% 1/31/28 (b)(c)(d)	53,143	44,463
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.2746% 1/20/29 (b)(c)(d)	66,726	55,119
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 12/23/26 (b)(c)(d)	32,070	29,895
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 7/31/27 (b)(c)(d)	32,872	30,297
HUB International Ltd.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.51% 4/25/25 (b)(c)(d)	43,424	43,323
CME Term SOFR 1 Month Index + 4.000% 8.7279% 11/10/29 (b)(c)(d)	9,731	9,705
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.0208% 4/25/25 (b)(c)(d)	48,579	48,453
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.4091% 12/2/26 (b)(c)(d)	6,128	6,115
CME Term SOFR 1 Month Index + 3.750% 8.6483% 11/22/29 (b)(c)(d)	44,004	43,876
TOTAL INSURANCE		570,754
Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 8/17/28 (b)(c)(d)	18,276	18,200
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.2746% 11/24/28 (b)(c)(d)	7,361	7,315
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (b)(c)(d)	45,880	44,619
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 9/18/24 (c)(d)(f)	8,425	7,947
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 14.9848% 9/9/23 (b)(c)(d)	15,379	15,658
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	26,272	4,579
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	1,462	255
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2322% 1/15/30 (b)(c)(d)	32,770	32,795
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.1591% 9/8/24 (b)(c)(d)	7,325	5,203
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.1591% 3/8/24 (b)(c)(d)	29,070	26,173
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8125% 8/27/28 (b)(c)(d)	6,604	6,599
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.3929% 12/14/26 (b)(c)(d)(e)	23,595	22,062
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0625% 8/25/28 (b)(c)(d)	18,092	18,001
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.5246% 12/21/25 (b)(c)(d)	15,720	9,763
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 3/9/30 (b)(c)(d)	30,990	30,951
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 12/30/26 (b)(c)(d)	34,719	27,471
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.6591% 12/30/27 (b)(c)(d)	3,500	2,450
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.6591% 12/30/26 (b)(c)(d)(e)	3,549	2,946
TOTAL LEISURE		282,987
Metals/Mining - 0.1%
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.6322% 3/23/30 (b)(c)(d)	12,600	12,399
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 2/4/28 (b)(c)(d)	10,900	10,532
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.2572% 4/13/29 (b)(c)(d)	75,498	73,675
TOTAL PAPER		84,207
Publishing/Printing - 0.5%
Harland Clarke Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.8467% 6/16/26 (b)(c)(d)	15,246	12,591
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 9.7746% 11/3/23 (b)(c)(d)	1,757	1,692
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 13.4542% 3/13/25 (b)(c)(d)	8,830	8,728
3 month U.S. LIBOR + 3.250% 8.0757% 3/13/25 (b)(c)(d)	6,150	6,083
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 1/28/29 (b)(c)(d)	13,210	12,930
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.3403% 7/2/29 (b)(c)(d)	2,290	2,095
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0246% 7/8/28 (b)(c)(d)	9,046	8,533
TOTAL PUBLISHING/PRINTING		52,652
Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.6211% 4/6/28 (b)(c)(d)	16,600	15,881
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 11/23/28 (b)(c)(d)	13,313	12,930
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.0341% 11/23/28 (b)(c)(d)(e)	8,145	8,104
First Student Bidco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.1431% 7/21/28 (b)(c)(d)	1,626	1,547
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.1431% 7/21/28 (b)(c)(d)	609	579
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.9983% 12/30/26 (b)(c)(d)	20,230	20,151
Wwex Unified Topco Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1599% 7/26/28 (b)(c)(d)	26,356	24,831
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.1599% 7/22/29 (b)(c)(d)	4,920	3,982
TOTAL RAILROAD		88,005
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.7746% 11/19/26 (b)(c)(d)	5,383	5,319
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.125% 6/29/29 (b)(c)(d)	12,247	12,234
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 11/22/28 (b)(c)(d)	5,959	5,782
KFC Holding Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.7094% 3/15/28 (b)(c)(d)	13,721	13,620
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.6599% 10/20/28 (b)(c)(d)	11,336	11,081
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 11.2746% 3/1/26 (b)(c)(d)	12,506	11,435
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 4/1/29 (b)(c)(d)	8,065	7,941
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 8/3/28 (b)(c)(d)	38,785	38,304
TOTAL RESTAURANTS		105,716
Services - 10.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.0822% 12/20/29 (b)(c)(d)	12,280	11,298
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 12/21/28 (b)(c)(d)	51,900	51,096
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (b)(c)(d)	34,529	34,112
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/21/28 (c)(d)(g)	11,321	11,184
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0246% 8/12/28 (b)(c)(d)	3,407	3,409
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/7/28 (b)(c)(d)	5,461	5,433
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9534% 11/16/28 (b)(c)(d)	6,493	6,477
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.4534% 11/16/28 (b)(c)(d)	16,541	16,327
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8322% 5/14/28 (b)(c)(d)	41,921	40,386
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2494% 7/9/28 (b)(c)(d)	22,966	22,932
Aramark Services, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 4/6/28 (b)(c)(d)	26,696	26,647
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.7746% 3/11/25 (b)(c)(d)	629	626
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.7746% 1/15/27 (b)(c)(d)	4,663	4,597
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.8322% 12/10/29 (b)(c)(d)	17,350	15,029
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5822% 12/10/28 (b)(c)(d)	43,373	39,557
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0822% 8/19/28 (b)(c)(d)	35,635	33,045
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 3/16/29 (b)(c)(d)	17,048	17,032
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.2386% 6/21/24 (b)(c)(d)	59,354	55,756
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.5246% 2/7/26 (b)(c)(d)	30,347	30,284
CME Term SOFR 1 Month Index + 3.750% 8.557% 12/30/28 (b)(c)(d)	15,993	15,950
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 9/30/28 (b)(c)(d)	5,642	5,604
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9215% 2/2/28 (b)(c)(d)	6,791	6,764
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.576% 5/3/29 (b)(c)(d)(e)	18,153	17,563
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 6/2/28 (b)(c)(d)	45,759	40,946
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8707% 8/16/28 (b)(c)(d)	13,840	13,506
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.2483% 6/24/29 (b)(c)(d)	7,668	7,560
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.2483% 6/24/29 (b)(c)(d)	3,539	3,489
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9264% 7/19/28 (b)(c)(d)	30,202	25,383
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.8954% 8/1/26 (b)(c)(d)	11,727	11,710
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 10/21/28 (b)(c)(d)	13,413	13,265
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.0246% 3/29/25 (b)(c)(d)	9,397	9,380
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.405% 6/13/25 (b)(c)(d)	13,700	11,501
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.655% 6/13/24 (b)(c)(d)	44,721	42,563
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/3/28 (b)(c)(d)	18,613	18,372
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 9.6971% 3/10/26 (b)(c)(d)	9,130	8,902
CME Term SOFR 3 Month Index + 4.750% 9.9703% 3/10/26 (b)(c)(d)	29,402	28,667
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.7322% 4/29/29 (b)(c)(d)	14,333	12,756
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 10.2746% 6/30/28 (b)(c)(d)	7,097	6,884
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 9.9534% 7/30/26 (b)(c)(d)	15,932	15,932
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0246% 12/1/27 (b)(c)(d)	10,050	9,943
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 3/5/28 (b)(c)(d)	8,507	7,151
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 3/26/28 (b)(c)(d)	33,125	31,918
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.3467% 4/21/27 (b)(c)(d)	11,671	10,205
KUEHG Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.9091% 2/21/25 (b)(c)(d)	23,471	23,274
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 9.0246% 1/23/27 (b)(c)(d)	19,042	18,375
CME Term SOFR 1 Month Index + 4.000% 8.9063% 2/15/29 (b)(c)(d)	27,795	26,614
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 13.7746% 1/31/28 (b)(c)(d)	10,815	9,652
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (b)(c)(d)	66,260	59,038
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 8/14/26 (c)(d)(f)	10,145	9,815
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.0822% 8/4/28 (b)(c)(d)	37,940	37,819
PowerTeam Services LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 8.4091% 3/5/25 (b)(c)(d)	1,466	1,238
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/6/25 (b)(c)(d)	13,262	11,405
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.5625% 12/10/26 (b)(c)(d)	12,104	12,073
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7322% 2/24/28 (b)(c)(d)	7,650	7,555
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.6% 8/27/28 (b)(c)(d)	12,874	12,815
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (b)(c)(d)	75,948	62,301
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/29/25 (b)(c)(d)	7,950	7,093
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.1072% 3/23/27 (b)(c)(d)	5,580	5,660
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7202% 3/3/30 (b)(c)(d)	32,332	32,210
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0483% 1/21/29 (b)(c)(d)	12,625	12,549
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3322% 11/3/29 (b)(c)(d)	11,155	11,138
TOTAL SERVICES		1,161,765
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.296% 6/30/27 (b)(c)(d)	17,484	14,774
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.0177% 1/24/27 (b)(c)(d)	12,595	12,445
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3322% 6/1/28 (b)(c)(d)	8,360	8,104
TOTAL STEEL		20,549
Super Retail - 4.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5976% 11/6/27 (b)(c)(d)	13,083	13,070
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4266% 7/24/28 (b)(c)(d)	18,295	13,556
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 3/5/28 (b)(c)(d)	327,616	324,547
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5781% 2/3/27 (b)(c)(d)	11,475	11,494
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.9477% 4/1/28 (b)(c)(d)	15,358	12,010
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 3/8/30 (b)(c)(d)	8,935	8,885
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.7746% 10/19/27 (b)(c)(d)	9,404	9,113
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/18/27 (b)(c)(d)	9,494	8,798
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (b)(c)(d)	30,975	28,318
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9822% 3/3/30 (b)(c)(d)	15,232	15,035
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 10/20/28 (b)(c)(d)	26,565	24,545
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 10/20/28 (b)(c)(d)	9,333	8,663
TOTAL SUPER RETAIL		478,034
Technology - 15.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.5341% 3/10/27 (b)(c)(d)	15,755	15,420
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0483% 2/16/28 (b)(c)(d)	7,455	7,202
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5587% 10/8/27 (b)(c)(d)	10,968	10,891
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/10/25 (b)(c)(d)	37,409	29,156
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 9/19/26 (b)(c)(d)	18,875	18,893
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.157% 4/23/26 (b)(c)(d)	15,127	14,528
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3322% 12/4/27 (b)(c)(d)	7,455	6,896
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4643% 2/15/29 (b)(c)(d)	72,838	68,155
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (c)(d)(g)	8,948	8,373
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3322% 5/13/29 (b)(c)(d)	18,275	18,239
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 12.9281% 11/24/26 (b)(c)(d)	20,791	16,870
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 10/31/26 (b)(c)(d)	24,078	24,033
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 10/31/26 (b)(c)(d)	26,743	26,704
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 7/6/29 (b)(c)(d)	59,745	59,654
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 4/30/25 (b)(c)(d)	25,813	25,742
Coherent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.8467% 7/1/29 (b)(c)(d)	43,102	42,860
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 4/4/26 (b)(c)(d)	41,971	38,802
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 9/30/28 (b)(c)(d)	25,576	24,793
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1979% 2/10/28 (b)(c)(d)	9,862	9,270
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6956% 10/16/26 (b)(c)(d)	43,746	43,282
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (b)(c)(d)	14,248	13,112
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.7746% 3/31/29 (b)(c)(d)	2,490	2,198
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 8.7746% 3/31/28 (b)(c)(d)	10,769	10,501
CME Term SOFR 1 Month Index + 4.750% 9.7322% 3/31/28 (b)(c)(d)	3,169	3,098
ECL Entertainment LLC 1LN, term loan 1 month U.S. LIBOR + 7.500% 12.5967% 4/30/28 (b)(c)(d)	4,913	4,866
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6609% 3/10/30 (b)(c)(d)	58,493	58,411
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9086% 10/6/29 (b)(c)(d)	11,662	11,555
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 7/31/27 (b)(c)(d)	21,003	20,723
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.0822% 9/12/29 (b)(c)(d)	63,852	63,123
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.8403% 8/10/27 (b)(c)(d)	977	975
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 10/21/29 (b)(c)(d)	16,900	16,900
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 8/19/28 (b)(c)(d)	10,414	10,349
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (b)(c)(d)	59,778	59,737
Imprivata, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 8.5903% 12/1/27 (b)(c)(d)	9,800	9,475
CME Term SOFR 1 Month Index + 4.250% 9.057% 12/1/27 (b)(c)(d)	993	971
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3322% 6/9/29 (b)(c)(d)	5,240	5,231
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6534% 3/1/29 (b)(c)(d)	39,181	36,886
MH Sub I LLC:
1LN, term loan:
1 month U.S. LIBOR + 3.750% 8.7746% 9/15/24 (b)(c)(d)	37,107	36,875
CME Term SOFR 1 Month Index + 4.250% 4/13/28 (c)(d)(f)	14,940	14,324
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.057% 2/23/29 (b)(c)(d)	14,080	13,018
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.7746% 9/15/24 (b)(c)(d)	34,657	34,476
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8143% 8/17/29 (b)(c)(d)	28,491	28,333
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/10/28 (b)(c)(d)	5	5
NAVEX TopCo, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.000% 12.0822% 9/4/26 (b)(c)(d)	2,225	2,179
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3322% 9/5/25 (b)(c)(d)	9,217	9,198
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 8/25/29 (b)(c)(d)	44,434	44,385
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.5839% 7/30/28 (b)(c)(d)	20,254	19,700
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0822% 11/10/27 (b)(c)(d)	23,715	22,734
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8322% 2/1/28 (b)(c)(d)	92,919	90,906
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (b)(c)(d)	64,914	60,073
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 5/30/26 (b)(c)(d)	12,144	12,044
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.2746% 8/31/28 (b)(c)(d)	45,101	44,068
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.595% 2/15/28 (b)(c)(d)	33,135	13,536
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 4/22/28 (b)(c)(d)	31,683	30,736
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/30/28 (b)(c)(d)	13,954	9,349
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.5796% 3/16/30 (b)(c)(d)	36,815	36,106
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.8403% 5/31/26 (b)(c)(d)	7,642	7,450
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 11/22/29 (b)(c)(d)	9,020	8,957
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2322% 10/7/27 (b)(c)(d)	14,664	14,499
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (b)(c)(d)	13,976	13,778
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.5246% 8/11/28 (b)(c)(d)	11,859	11,468
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.7746% 4/16/25 (b)(c)(d)	10,397	10,372
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.7746% 4/16/25 (b)(c)(d)	9,220	9,198
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.7746% 4/16/25 (b)(c)(d)	31,609	31,534
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3322% 3/22/29 (b)(c)(d)	6,560	6,526
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3322% 3/22/29 (b)(c)(d)	9,886	9,835
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.9822% 8/31/28 (b)(c)(d)	43,987	43,914
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.3476% 9/28/24 (b)(c)(d)	9,693	9,681
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8954% 5/4/26 (b)(c)(d)	23,763	23,342
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (b)(c)(d)	60,102	58,449
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.2706% 5/3/27 (b)(c)(d)	28,250	27,097
Ust Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6715% 11/19/28 (b)(c)(d)	10,428	10,315
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.8403% 9/1/25 (b)(c)(d)	19,869	15,228
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0246% 8/27/25 (b)(c)(d)	15,722	15,692
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0643% 1/13/29 (b)(c)(d)	19,018	18,560
Virgin Pulse, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.250% 12.2746% 4/6/29 (b)(c)(d)	745	552
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0246% 4/6/28 (b)(c)(d)	14,055	11,610
VM Consolidated, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.3467% 3/27/28 (b)(c)(d)	21,430	21,398
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.9034% 2/28/27 (b)(c)(d)	16,369	16,110
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.3322% 10/30/27 (b)(c)(d)	8,359	7,431
CME Term SOFR 1 Month Index + 4.250% 9.3322% 10/30/27 (b)(c)(d)	5,737	5,120
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 9/30/26 (b)(c)(d)	26,208	26,058
TOTAL TECHNOLOGY		1,794,093
Telecommunications - 4.8%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9863% 10/31/27 (b)(c)(d)	11,803	11,560
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4863% 8/15/28 (b)(c)(d)	60,481	56,776
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (b)(c)(d)	35,901	25,473
3 month U.S. LIBOR + 8.250% 13.2746% 11/1/25 (b)(c)(d)	30,400	16,449
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.1977% 11/30/27 (b)(c)(d)	5,265	5,162
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4436% 1/12/30 (b)(c)(d)	6,425	6,417
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.53% 12/12/26 (b)(c)(d)	10,380	10,315
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5967% 10/2/27 (b)(c)(d)	16,633	14,132
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.1679% 4/27/27 (b)(c)(d)	18,000	17,944
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.6679% 4/27/27 (b)(c)(d)	5,998	5,938
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.8125% 5/1/28 (b)(c)(d)	47,421	45,192
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 13.9983% 6/30/28 (b)(c)(d)	4,644	2,415
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.0822% 12/30/27 (b)(c)(d)	5,824	4,776
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.0817% 2/1/29 (b)(c)(d)	121,778	120,084
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8467% 3/1/27 (b)(c)(d)	9,250	7,881
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8104% 4/30/27 (b)(c)(d)	31,869	30,788
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.4734% 8/1/29 (b)(c)(d)	22,671	18,382
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 9/25/26 (b)(c)(d)	48,868	40,286
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.78% 4/11/25 (b)(c)(d)	17,246	17,221
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.3322% 9/21/27 (b)(c)(d)	25,825	23,262
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.0246% 3/9/27 (b)(c)(d)	58,966	47,776
CME Term SOFR 1 Month Index + 4.250% 9.2322% 3/9/27 (b)(c)(d)	21,582	17,793
TOTAL TELECOMMUNICATIONS		546,022
Textiles/Apparel - 0.9%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (b)(c)(d)	1,862	1,810
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 2/17/29 (b)(c)(d)	51,601	51,519
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3125% 11/23/28 (b)(c)(d)	18,205	18,129
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0181% 7/7/28 (b)(c)(d)	14,707	7,925
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 4/16/28 (b)(c)(d)	18,020	16,650
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.2357% 8/2/28 (b)(c)(d)	8,990	8,855
TOTAL TEXTILES/APPAREL		104,888
Transportation Ex Air/Rail - 0.0%
ASP LS Acquisition Corp. 2LN, term loan 6 month U.S. LIBOR + 7.500% 12.6591% 5/7/29 (b)(c)(d)(e)	2,965	1,868
Utilities - 1.8%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 8/1/25 (b)(c)(d)	12,199	12,176
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.7746% 8/1/25 (b)(c)(d)	57,644	57,428
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.46% 12/15/27 (b)(c)(d)	3,690	3,670
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.1599% 2/15/24 (b)(c)(d)	16,650	13,695
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.0483% 1/3/29 (b)(c)(d)	13,056	10,371
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 6/23/28 (b)(c)(d)	14,356	13,876
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0625% 6/23/25 (b)(c)(d)	15,192	15,143
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.0967% 1/21/28 (b)(c)(d)	15,389	15,309
CME Term SOFR 1 Month Index + 3.500% 8.4822% 1/21/28 (b)(c)(d)	4,478	4,472
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5976% 3/2/27 (b)(c)(d)	36,460	36,044
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.7592% 12/31/25 (b)(c)(d)	24,521	24,402
TOTAL UTILITIES		206,586
TOTAL BANK LOAN OBLIGATIONS (Cost $10,557,693)		10,079,027

Nonconvertible Bonds - 4.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	22,000	22,104
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	4,290	4,213
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	2,392	2,345
TOTAL AIR TRANSPORTATION		6,558
Automotive & Auto Parts - 0.8%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (h)(i)	7,810	7,840
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.7305% 3/6/26 (b)(c)	16,070	16,158
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(h)	67,095	66,019
TOTAL AUTOMOTIVE & AUTO PARTS		90,017
Broadcasting - 0.3%
DISH Network Corp. 11.75% 11/15/27 (h)	19,930	18,827
Univision Communications, Inc. 6.625% 6/1/27 (h)	15,545	14,968
TOTAL BROADCASTING		33,795
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	660	581
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	8,110	7,498
5.375% 6/1/29 (h)	16,225	14,880
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	9,355	7,281
TOTAL CABLE/SATELLITE TV		29,659
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	1,670	1,720
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	145	134
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	11,245	10,573
Energy - 0.2%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	2,115	2,060
7% 6/15/25 (h)	9,610	9,562
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	4,395	4,047
6.75% 9/15/25 (h)	6,055	5,766
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	5,062	4,937
TOTAL ENERGY		26,372
Gaming - 0.6%
Affinity Gaming LLC 6.875% 12/15/27 (h)	7,315	6,580
Caesars Entertainment, Inc. 7% 2/15/30 (h)	7,670	7,738
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	37,830	33,123
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	5,940	5,999
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	7,142
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	1,205	1,158
4.25% 12/1/26 (h)	1,725	1,644
4.625% 12/1/29 (h)	985	915
TOTAL GAMING		64,299
Healthcare - 0.2%
Embecta Corp. 6.75% 2/15/30 (h)	8,365	7,579
Tenet Healthcare Corp. 4.625% 7/15/24	9,470	9,389
TOTAL HEALTHCARE		16,968
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	14,885	12,404
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (h)	18,880	18,066
TOTAL HOMEBUILDERS/REAL ESTATE		30,470
Insurance - 0.1%
Alliant Holdings Intermediate LLC 6.75% 4/15/28 (h)	16,655	16,634
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (h)	10,000	9,120
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	7,970	8,392
11.625% 8/15/27 (h)	5,355	5,685
TOTAL LEISURE		23,197
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	3,430	3,003
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	660	661
CEC Entertainment LLC 6.75% 5/1/26 (h)	4,045	3,845
TOTAL RESTAURANTS		4,506
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	4,731	4,494
Aramark Services, Inc. 6.375% 5/1/25 (h)	2,535	2,535
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	4,675	4,562
PowerTeam Services LLC 9.033% 12/4/25 (h)	18,825	16,168
TOTAL SERVICES		27,759
Super Retail - 0.0%
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,211
Technology - 0.2%
Cloud Software Group, Inc. 9% 9/30/29 (h)	8,495	7,300
CommScope, Inc. 6% 3/1/26 (h)	5,800	5,539
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	7,895	8,367
TOTAL TECHNOLOGY		21,206
Telecommunications - 0.9%
Altice Financing SA 5.75% 8/15/29 (h)	30,000	23,931
Altice France SA:
5.125% 1/15/29 (h)	8,087	5,977
5.125% 7/15/29 (h)	10,905	8,062
5.5% 1/15/28 (h)	8,480	6,676
5.5% 10/15/29 (h)	8,370	6,266
Consolidated Communications, Inc. 5% 10/1/28 (h)	410	301
Frontier Communications Holdings LLC:
5% 5/1/28 (h)	4,005	3,517
8.75% 5/15/30 (h)	1,560	1,543
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	22,343	20,618
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (h)	810	694
6.75% 10/15/27 (h)	8,250	7,836
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	710	616
Windstream Escrow LLC 7.75% 8/15/28 (h)	18,810	15,492
TOTAL TELECOMMUNICATIONS		101,529
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (h)	4,010	3,243
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 11.961% 10/8/26 (b)(c)(e)	8,608	8,672
TOTAL NONCONVERTIBLE BONDS (Cost $576,914)		548,210

Common Stocks - 1.5%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
ION Media Networks, Inc. (e)(j)	2,842	0
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(j)	512,868	4,441
TNT Crane & Rigging LLC warrants 10/31/25 (e)(j)	86,957	18
TOTAL CAPITAL GOODS		4,459
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(j)	115,087	10,916
Lime Tree Bay Ltd. (e)(j)	2,899	83
TOTAL DIVERSIFIED FINANCIAL SERVICES		10,999
Energy - 1.1%
California Resources Corp.	885,119	35,847
California Resources Corp. warrants 10/27/24 (j)	48,025	457
Chesapeake Energy Corp.	587,218	48,551
Chesapeake Energy Corp. (j)(k)	4,049	335
Denbury, Inc. (j)	391,783	36,585
EP Energy Corp. (e)(j)	80,740	472
TOTAL ENERGY		122,247
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (j)	1,189,800	0
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(j)	542,500	8,902
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(j)	4,171	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	118,360	1,462
Utilities - 0.2%
TexGen Power LLC (e)(j)	524,336	16,517
TOTAL COMMON STOCKS (Cost $82,473)		164,586

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(j) (Cost $8,235)	65,882	37,705

Preferred Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.2%
Bank of America Corp.:
5.2% (b)(l)	2,165	2,197
6.25% (b)(l)	11,615	11,465
JPMorgan Chase & Co. 6% (b)(l)	7,500	7,543
TOTAL BANKS & THRIFTS		21,205
Energy - 0.2%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 8.8916% (b)(c)(l)	32,180	29,296
TOTAL PREFERRED SECURITIES (Cost $50,986)		50,501

Other - 0.8%
	Shares	Value ($) (000s)
Other - 0.8%
Fidelity Private Credit Central Fund LLC (k)(n) (Cost $85,104)	8,556,722	84,883

Money Market Funds - 3.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (m) (Cost $361,862)	361,813,937	361,886

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $11,723,267)	11,326,798
NET OTHER ASSETS (LIABILITIES) - 0.2%	26,980
NET ASSETS - 100.0%	11,353,778

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $20,487,000 and $19,761,000, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $501,587,000 or 4.4% of net assets.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,218,000 or 0.8% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	38

Fidelity Private Credit Central Fund LLC	12/09/21 - 4/28/23	85,104

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	817,241	1,272,990	1,728,344	13,103	-	(1)	361,886	0.9%
Fidelity Private Credit Central Fund LLC	42,412	50,810	8,600	4,493	-	261	84,883	14.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	150,615	150,615	5	-	-	-	0.0%
Total	859,653	1,474,415	1,887,559	17,601	-	260	446,769

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Private Credit Central Fund LLC as presented in the Schedule of Investments. Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	-	-	-	-
Consumer Discretionary	8,902	-	-	8,902
Energy	122,247	121,775	-	472
Financials	48,704	-	-	48,704
Industrials	4,459	-	-	4,459
Information Technology	1,462	-	-	1,462
Utilities	16,517	-	-	16,517

Bank Loan Obligations	10,079,027	-	9,944,912	134,115

Corporate Bonds	548,210	-	539,538	8,672

Preferred Securities	50,501	-	50,501	-

Money Market Funds	361,886	361,886	-	-
Total Investments in Securities:	11,241,915	483,661	10,534,951	223,303

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$324,271
Net Realized Gain (Loss) on Investment Securities	(150)
Net Unrealized Gain (Loss) on Investment Securities	(15)
Cost of Purchases	24,927
Proceeds of Sales	(14,310)
Amortization/Accretion	153
Transfers into Level 3	29,358
Transfers out of Level 3	(230,119)
Ending Balance	$134,115
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2023	$(222)
Other Investments in Securities
Beginning Balance	$88,093
Net Realized Gain (Loss) on Investment Securities	(9)
Net Unrealized Gain (Loss) on Investment Securities	(1,931)
Cost of Purchases	3,432
Proceeds of Sales	(397)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$89,188
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2023	$(1,931)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,276,301)	$10,880,029
Fidelity Central Funds (cost $446,966)	446,769

Total Investment in Securities (cost $11,723,267)		$11,326,798
Cash		10,427
Receivable for investments sold		139,684
Receivable for fund shares sold		10,300
Interest receivable		63,511
Distributions receivable from Fidelity Central Funds		1,391
Prepaid expenses		5
Other receivables		206
Total assets		11,552,322
Liabilities
Payable for investments purchased
Regular delivery	$153,338
Delayed delivery	7,810
Payable for fund shares redeemed	16,284
Distributions payable	14,015
Accrued management fee	5,208
Distribution and service plan fees payable	226
Other affiliated payables	1,126
Other payables and accrued expenses	537
Total Liabilities		198,544
Commitments and contingent liabilities (see Commitments note)
Net Assets		$11,353,778
Net Assets consist of:
Paid in capital		$12,849,117
Total accumulated earnings (loss)		(1,495,339)
Net Assets		$11,353,778

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($550,365 ÷ 60,340 shares) (a)		$9.12
Maximum offering price per share (100/97.25 of $9.12)		$9.38
Class M :
Net Asset Value and redemption price per share ($83,804 ÷ 9,201 shares) (a)		$9.11
Maximum offering price per share (100/97.25 of $9.11)		$9.37
Class C :
Net Asset Value and offering price per share ($109,726 ÷ 12,032 shares) (a)		$9.12
Fidelity Floating Rate High Income Fund :
Net Asset Value , offering price and redemption price per share ($6,217,016 ÷ 682,505 shares)		$9.11
Class I :
Net Asset Value , offering price and redemption price per share ($1,847,132 ÷ 202,953 shares)		$9.10
Class Z :
Net Asset Value , offering price and redemption price per share ($2,545,735 ÷ 279,571 shares)		$9.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$4,685
Interest		479,681
Income from Fidelity Central Funds (including $5 from security lending)		17,601
Total Income		501,967
Expenses
Management fee	$32,563
Transfer agent fees	6,089
Distribution and service plan fees	1,407
Accounting fees	789
Custodian fees and expenses	58
Independent trustees' fees and expenses	38
Registration fees	183
Audit	48
Legal	10
Miscellaneous	28
Total expenses before reductions	41,213
Expense reductions	(204)
Total expenses after reductions		41,009
Net Investment income (loss)		460,958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(51,053)
Total net realized gain (loss)		(51,053)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	254,259
Fidelity Central Funds	260
Total change in net unrealized appreciation (depreciation)		254,519
Net gain (loss)		203,466
Net increase (decrease) in net assets resulting from operations		$664,424
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$460,958	$531,439
Net realized gain (loss)	(51,053)	(66,166)
Change in net unrealized appreciation (depreciation)	254,519	(722,663)
Net increase (decrease) in net assets resulting from operations	664,424	(257,390)
Distributions to shareholders	(473,414)	(524,936)
Share transactions - net increase (decrease)	(865,691)	2,079,697
Total increase (decrease) in net assets	(674,681)	1,297,371

Net Assets
Beginning of period	12,028,459	10,731,088
End of period	$11,353,778	$12,028,459

Financial Highlights
Fidelity Advisor® Floating Rate High Income Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$9.53	$8.98	$9.39	$9.61	$9.67
Income from Investment Operations
Net investment income (loss) A,B	.340	.370	.298	.362	.461	.398
Net realized and unrealized gain (loss)	.150	(.556)	.525	(.411)	(.216)	(.056)
Total from investment operations	.490	(.186)	.823	(.049)	.245	.342
Distributions from net investment income	(.350)	(.364)	(.273)	(.361)	(.465)	(.398)
Distributions from net realized gain	-	-	-	-	-	(.004)
Total distributions	(.350)	(.364)	(.273)	(.361)	(.465)	(.402)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$9.12	$8.98	$9.53	$8.98	$9.39	$9.61
Total Return D,E,F	5.53%	(1.96)%	9.24%	(.45)%	2.63%	3.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.97%	.98%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.97% I	.97%	.98%	.98%	.98%	.98%
Expenses net of all reductions	.97% I	.97%	.97%	.98%	.98%	.98%
Net investment income (loss)	7.54% I	4.00%	3.18%	4.01%	4.86%	4.13%
Supplemental Data
Net assets, end of period (in millions)	$550	$575	$523	$411	$546	$598
Portfolio turnover rate J	32% I	27%	31%	37%	22%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Floating Rate High Income Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.96	$9.51	$8.97	$9.38	$9.59	$9.65
Income from Investment Operations
Net investment income (loss) A,B	.340	.369	.297	.361	.460	.396
Net realized and unrealized gain (loss)	.160	(.555)	.514	(.411)	(.206)	(.055)
Total from investment operations	.500	(.186)	.811	(.050)	.254	.341
Distributions from net investment income	(.350)	(.364)	(.271)	(.360)	(.464)	(.397)
Distributions from net realized gain	-	-	-	-	-	(.004)
Total distributions	(.350)	(.364)	(.271)	(.360)	(.464)	(.401)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$9.11	$8.96	$9.51	$8.97	$9.38	$9.59
Total Return D,E,F	5.66%	(1.97)%	9.12%	(.46)%	2.72%	3.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96% I	.97%	.99%	1.00%	.99%	.99%
Expenses net of fee waivers, if any	.96% I	.96%	.99%	1.00%	.99%	.99%
Expenses net of all reductions	.96% I	.96%	.99%	.99%	.99%	.99%
Net investment income (loss)	7.56% I	4.00%	3.16%	4.00%	4.86%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$84	$87	$65	$58	$84	$102
Portfolio turnover rate J	32% I	27%	31%	37%	22%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Floating Rate High Income Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.97	$9.53	$8.98	$9.39	$9.61	$9.67
Income from Investment Operations
Net investment income (loss) A,B	.306	.300	.228	.295	.392	.325
Net realized and unrealized gain (loss)	.159	(.565)	.524	(.411)	(.218)	(.056)
Total from investment operations	.465	(.265)	.752	(.116)	.174	.269
Distributions from net investment income	(.315)	(.295)	(.202)	(.294)	(.394)	(.325)
Distributions from net realized gain	-	-	-	-	-	(.004)
Total distributions	(.315)	(.295)	(.202)	(.294)	(.394)	(.329)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$9.12	$8.97	$9.53	$8.98	$9.39	$9.61
Total Return D,E,F	5.25%	(2.81)%	8.42%	(1.19)%	1.86%	2.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.73% I	1.72%	1.73%	1.74%	1.73%	1.73%
Expenses net of fee waivers, if any	1.73% I	1.72%	1.73%	1.74%	1.73%	1.73%
Expenses net of all reductions	1.73% I	1.72%	1.73%	1.74%	1.73%	1.73%
Net investment income (loss)	6.79% I	3.24%	2.42%	3.26%	4.11%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$110	$114	$109	$156	$261	$464
Portfolio turnover rate J	32% I	27%	31%	37%	22%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Floating Rate High Income Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.96	$9.52	$8.97	$9.38	$9.60	$9.65
Income from Investment Operations
Net investment income (loss) A,B	.353	.397	.326	.391	.490	.426
Net realized and unrealized gain (loss)	.159	(.566)	.525	(.413)	(.218)	(.046)
Total from investment operations	.512	(.169)	.851	(.022)	.272	.380
Distributions from net investment income	(.362)	(.391)	(.301)	(.388)	(.492)	(.426)
Distributions from net realized gain	-	-	-	-	-	(.004)
Total distributions	(.362)	(.391)	(.301)	(.388)	(.492)	(.430)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$9.11	$8.96	$9.52	$8.97	$9.38	$9.60
Total Return D,E	5.80%	(1.79)%	9.58%	(.15)%	2.93%	4.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.68%	.67%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.68% H	.68%	.67%	.68%	.68%	.68%
Expenses net of all reductions	.68% H	.68%	.67%	.68%	.68%	.68%
Net investment income (loss)	7.84% H	4.29%	3.48%	4.32%	5.16%	4.44%
Supplemental Data
Net assets, end of period (in millions)	$6,217	$6,461	$6,419	$4,640	$7,130	$9,221
Portfolio turnover rate I	32% H	27%	31%	37%	22%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Floating Rate High Income Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.96	$9.51	$8.96	$9.37	$9.59	$9.65
Income from Investment Operations
Net investment income (loss) A,B	.351	.391	.321	.388	.486	.419
Net realized and unrealized gain (loss)	.150	(.554)	.525	(.414)	(.218)	(.056)
Total from investment operations	.501	(.163)	.846	(.026)	.268	.363
Distributions from net investment income	(.361)	(.387)	(.296)	(.384)	(.488)	(.419)
Distributions from net realized gain	-	-	-	-	-	(.004)
Total distributions	(.361)	(.387)	(.296)	(.384)	(.488)	(.423)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$9.10	$8.96	$9.51	$8.96	$9.37	$9.59
Total Return D,E	5.67%	(1.73)%	9.54%	(.20)%	2.88%	3.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.72%	.72%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.71% H	.72%	.72%	.72%	.74%	.75%
Expenses net of all reductions	.71% H	.72%	.72%	.72%	.73%	.75%
Net investment income (loss)	7.81% H	4.25%	3.43%	4.27%	5.11%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$1,847	$1,993	$1,167	$681	$1,190	$2,243
Portfolio turnover rate I	32% H	27%	31%	37%	22%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Floating Rate High Income Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$8.96	$9.51	$8.97	$9.37	$9.59	$9.65
Income from Investment Operations
Net investment income (loss) B,C	.355	.401	.329	.388	.484	.051
Net realized and unrealized gain (loss)	.160	(.555)	.516	(.396)	(.207)	(.076)
Total from investment operations	.515	(.154)	.845	(.008)	.277	(.025)
Distributions from net investment income	(.365)	(.396)	(.305)	(.392)	(.497)	(.035)
Total distributions	(.365)	(.396)	(.305)	(.392)	(.497)	(.035)
Net asset value, end of period	$9.11	$8.96	$9.51	$8.97	$9.37	$9.59
Total Return D,E	5.83%	(1.63)%	9.52%	.01%	2.98%	(.26)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.62%	.62%	.63%	.63%	.62% H
Expenses net of fee waivers, if any	.62% H	.62%	.62%	.63%	.62%	.62% H
Expenses net of all reductions	.62% H	.62%	.62%	.63%	.62%	.62% H
Net investment income (loss)	7.90% H	4.35%	3.53%	4.37%	5.22%	7.64% H
Supplemental Data
Net assets, end of period (in millions)	$2,546	$2,798	$2,449	$641	$439	$16
Portfolio turnover rate I	32% H	27%	31%	37%	22%	47%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Investment in Fidelity Private Credit Central Fund LLC.

The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's units are not registered under the Securities Act of 1933, and are subject to substantial restrictions on transfer. The Fund has no redemption rights under the limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The expense ratio for Fidelity Private Credit Central Fund LLC for the year ended December 31, 2022 was 2.46%.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker   and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$80,516	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.0 - 8.0 / 3.6	Increase
			Capacity multiple ($/kW)	$238.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Parity price	$12.35	Increase
		Discounted cash flow	Discount rate	12.8%	Decrease
		Black scholes	Discount rate	4.0% - 4.1% / 4.1%	Increase
			Volatility	20.0% - 45.0% / 24.5%	Increase
			Term	1.8 - 2.5 / 1.9	Increase
Corporate Bonds	$8,672	Discounted cash flow	Yield	10.6%	Decrease
Bank Loan Obligations	$134,115	Market approach	Transaction price	$95.00 - $99.50 / $96.12	Increase
		Discounted cash flow	Discount rate	10.0% - 13.5% / 11.0%	Decrease
			Yield	14.3% - 19.8% / 34.1%	Decrease
		Indicative market price	Evaluated bid	$63.00 - $97.00 / $93.14	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Floating Rate High Income Fund	$206

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount, capital loss carryforwards, partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$192,973
Gross unrealized depreciation	(559,688)
Net unrealized appreciation (depreciation)	$(366,715)
Tax cost	$11,693,513

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(65,760)
Long-term	(1,003,847)
Total capital loss carryforward	$(1,069,607)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Advisor Floating Rate High Income Fund	Fidelity Private Credit Central Fund LLC	$22,588

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	1,763,030	2,189,425

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$713	$53
Class M	- %	.25%	115	2
Class C	.75%	.25%	579	123
			$1,407	$178

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$79
Class M	7
Class C A	29
$115

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$428.15
Class M	62.13
Class C	87.15
Fidelity Floating Rate High Income Fund	3,437.11
Class I	1,393.14
Class Z	682.05
	$6,089

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Floating Rate High Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Floating Rate High Income Fund	$12

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Floating Rate High Income Fund	$- A	$-	$-

A Amount represents less than five hundred dollars

9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $58. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Amount
Class M	$- A

A Amount represents less than five hundred dollars

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $146.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Floating Rate High Income Fund
Distributions to shareholders
Class A	$21,950	$22,865
Class M	3,551	3,069
Class C	4,006	3,751
Fidelity Floating Rate High Income Fund	254,299	297,596
Class I	80,152	73,070
Class Z	109,456	124,585
Total	$473,414	$524,936

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Floating Rate High Income Fund
Class A
Shares sold	8,126	24,973	$73,847	$233,302
Reinvestment of distributions	2,185	2,269	19,852	20,808
Shares redeemed	(14,040)	(18,077)	(127,463)	(166,482)
Net increase (decrease)	(3,729)	9,165	$(33,764)	$87,628
Class M
Shares sold	1,868	4,348	$16,903	$40,355
Reinvestment of distributions	381	328	3,460	3,001
Shares redeemed	(2,756)	(1,775)	(24,997)	(16,397)
Net increase (decrease)	(507)	2,901	$(4,634)	$26,959
Class C
Shares sold	2,767	6,502	$25,045	$60,564
Reinvestment of distributions	409	381	3,718	3,493
Shares redeemed	(3,806)	(5,635)	(34,574)	(51,828)
Net increase (decrease)	(630)	1,248	$(5,811)	$12,229
Fidelity Floating Rate High Income Fund
Shares sold	112,355	372,901	$1,019,869	$3,487,680
Reinvestment of distributions	23,523	27,676	213,454	253,809
Shares redeemed	(174,138)	(354,339)	(1,578,667)	(3,260,200)
Net increase (decrease)	(38,260)	46,238	$(345,344)	$481,289
Class I
Shares sold	56,993	221,155	$515,952	$2,044,293
Reinvestment of distributions	6,928	6,854	62,813	62,584
Shares redeemed	(83,545)	(128,170)	(757,121)	(1,166,911)
Net increase (decrease)	(19,624)	99,839	$(178,356)	$939,966
Class Z
Shares sold	34,678	152,120	$313,627	$1,420,399
Reinvestment of distributions	9,511	10,907	86,286	99,897
Shares redeemed	(76,900)	(108,199)	(697,695)	(988,670)
Net increase (decrease)	(32,711)	54,828	$(297,782)	$531,626

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® Floating Rate High Income Fund
Class A	.97%
Actual		$ 1,000	$ 1,055.30	$ 4.94
Hypothetical- B		$ 1,000	$ 1,019.98	$ 4.86
Class M	.96%
Actual		$ 1,000	$ 1,056.60	$ 4.90
Hypothetical- B		$ 1,000	$ 1,020.03	$ 4.81
Class C	1.73%
Actual		$ 1,000	$ 1,052.50	$ 8.80
Hypothetical- B		$ 1,000	$ 1,016.22	$ 8.65
Fidelity® Floating Rate High Income Fund	.68%
Actual		$ 1,000	$ 1,058.00	$ 3.47
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41
Class I	.71%
Actual		$ 1,000	$ 1,056.70	$ 3.62
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56
Class Z	.62%
Actual		$ 1,000	$ 1,058.30	$ 3.16
Hypothetical- B		$ 1,000	$ 1,021.72	$ 3.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.757235.122
AFR-SANN-0623
Fidelity Advisor® High Income Advantage Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
CCO Holdings LLC/CCO Holdings Capital Corp.	2.9
TransDigm, Inc.	2.8
Citigroup, Inc.	2.2
JPMorgan Chase & Co.	1.7
Tenet Healthcare Corp.	1.6
Caesars Entertainment, Inc.	1.6
Bank of America Corp.	1.4
Altice France SA	1.4
Ally Financial, Inc.	1.2
Royal Caribbean Cruises Ltd.	1.2
18.0

Market Sectors (% of Fund's net assets)

Energy	12.3
Banks & Thrifts	10.2
Technology	8.5
Telecommunications	5.4
Healthcare	5.1

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 65.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.9%
Diversified Financial Services - 0.2%
New Cotai LLC 5% 2/24/27 (b)	1,745	4,074
Energy - 0.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	711	4,779
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,228	8,252
		13,031
TOTAL CONVERTIBLE BONDS		17,105
Nonconvertible Bonds - 64.9%
Aerospace - 3.6%
ATI, Inc.:
4.875% 10/1/29	845	779
5.125% 10/1/31	750	675
Bombardier, Inc.:
6% 2/15/28 (d)	830	787
7.125% 6/15/26 (d)	1,625	1,620
7.875% 4/15/27 (d)	3,970	3,961
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)	1,575	1,391
Moog, Inc. 4.25% 12/15/27 (d)	480	451
Rolls-Royce PLC 5.75% 10/15/27 (d)	1,440	1,437
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	1,414	1,405
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,831
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,398
4.875% 5/1/29	15,000	13,595
5.5% 11/15/27	14,675	14,088
6.25% 3/15/26 (d)	6,870	6,902
6.75% 8/15/28 (d)	4,830	4,905
7.5% 3/15/27	6,780	6,814
Triumph Group, Inc. 9% 3/15/28 (d)	1,435	1,455
		66,494
Air Transportation - 1.6%
Air Canada 3.875% 8/15/26 (d)	1,240	1,148
Allegiant Travel Co. 7.25% 8/15/27 (d)	1,320	1,304
American Airlines, Inc. 7.25% 2/15/28 (d)	1,425	1,386
Delta Air Lines, Inc. 7% 5/1/25 (d)	369	381
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)	5,379	5,275
4.75% 10/20/28 (d)	5,330	5,167
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	3,145	2,930
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	3,859	3,853
Rand Parent LLC 8.5% 2/15/30 (d)	950	861
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (d)	1,044	1,054
8% 9/20/25 (d)	470	475
United Airlines, Inc.:
4.375% 4/15/26 (d)	3,965	3,787
4.625% 4/15/29 (d)	3,180	2,878
		30,499
Automotive & Auto Parts - 1.8%
Adient Global Holdings Ltd. 7% 4/15/28 (d)	960	984
Allison Transmission, Inc. 5.875% 6/1/29 (d)	1,265	1,246
Arko Corp. 5.125% 11/15/29 (d)	1,290	1,045
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (d)(e)	960	964
Dana, Inc.:
4.25% 9/1/30	1,185	960
4.5% 2/15/32	1,305	1,044
Ford Motor Co. 3.25% 2/12/32	3,965	3,065
Ford Motor Credit Co. LLC:
3.375% 11/13/25	2,500	2,322
4% 11/13/30	5,460	4,682
5.113% 5/3/29	1,330	1,239
6.8% 5/12/28	4,500	4,504
7.35% 11/4/27	3,800	3,908
McLaren Finance PLC 7.5% 8/1/26 (d)	1,130	922
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,850	1,672
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	785	512
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (d)(f)(g)	4,255	4,187
		33,256
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
8% 11/1/31	3,105	3,285
8% 11/1/31	16,957	17,887
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	4,245	3,951
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	1,240	1,110
		26,233
Broadcasting - 1.2%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)	1,615	1,195
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)(h)	6,155	415
DISH Network Corp. 11.75% 11/15/27 (d)	4,730	4,468
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	2,810	1,801
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)	1,145	834
Nexstar Media, Inc.:
4.75% 11/1/28 (d)	2,150	1,890
5.625% 7/15/27 (d)	1,975	1,855
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)	360	280
Sirius XM Radio, Inc.:
3.875% 9/1/31 (d)	1,655	1,251
4% 7/15/28 (d)	1,695	1,431
5% 8/1/27 (d)	1,575	1,449
Townsquare Media, Inc. 6.875% 2/1/26 (d)	725	676
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,610	1,388
7.375% 6/30/30 (d)	2,850	2,735
		21,668
Building Materials - 0.4%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	355	339
6.375% 6/15/30 (d)	890	880
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)	835	785
CP Atlas Buyer, Inc. 7% 12/1/28 (d)	710	534
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	590	496
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)	1,345	1,177
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,540	1,356
6.125% 7/1/29 (d)	650	536
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)	1,445	1,373
		7,476
Cable/Satellite TV - 4.6%
Block Communications, Inc. 4.875% 3/1/28 (d)	1,090	938
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,275	1,863
4.5% 5/1/32	21,015	16,824
4.75% 3/1/30 (d)	8,310	7,150
4.75% 2/1/32 (d)	3,745	3,099
5% 2/1/28 (d)	3,440	3,181
5.125% 5/1/27 (d)	16,615	15,677
6.375% 9/1/29 (d)	1,765	1,677
7.375% 3/1/31 (d)	4,660	4,567
CSC Holdings LLC:
4.5% 11/15/31 (d)	4,015	2,813
5.375% 2/1/28 (d)	5,535	4,540
5.5% 4/15/27 (d)	9,040	7,729
6.5% 2/1/29 (d)	3,900	3,256
11.25% 5/15/28 (d)	960	957
DISH DBS Corp. 5.75% 12/1/28 (d)	2,170	1,543
Dolya Holdco 18 DAC 5% 7/15/28 (d)	900	807
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)	2,535	1,973
VZ Secured Financing BV 5% 1/15/32 (d)	3,855	3,218
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	835	679
Ziggo BV 4.875% 1/15/30 (d)	3,795	3,264
		85,755
Capital Goods - 0.2%
ATS Corp. 4.125% 12/15/28 (d)	1,015	909
Chart Industries, Inc. 7.5% 1/1/30 (d)	2,500	2,575
		3,484
Chemicals - 1.7%
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	3,850	3,692
Gpd Companies, Inc. 10.125% 4/1/26 (d)	370	338
Ingevity Corp. 3.875% 11/1/28 (d)	1,515	1,329
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)	495	458
LSB Industries, Inc. 6.25% 10/15/28 (d)	3,360	2,957
Olin Corp. 5% 2/1/30	1,555	1,452
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	1,695	1,446
7.125% 10/1/27 (d)	880	839
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	1,035	932
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	1,985	1,828
The Chemours Co. LLC:
4.625% 11/15/29 (d)	480	395
5.375% 5/15/27	4,500	4,182
5.75% 11/15/28 (d)	2,355	2,093
Tronox, Inc. 4.625% 3/15/29 (d)	1,705	1,415
W.R. Grace Holding LLC:
5.625% 8/15/29 (d)	9,055	7,811
7.375% 3/1/31 (d)	950	951
		32,118
Consumer Products - 1.0%
Angi Group LLC 3.875% 8/15/28 (d)	750	587
Foundation Building Materials, Inc. 6% 3/1/29 (d)	735	587
Gannett Holdings LLC 6% 11/1/26 (d)	1,230	1,039
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (d)	1,240	1,164
Millennium Escrow Corp. 6.625% 8/1/26 (d)	1,660	1,123
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)	1,280	1,210
7.75% 2/15/29 (d)	1,120	1,104
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	1,080	886
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	2,230	1,849
4% 4/15/29 (d)	2,545	2,226
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,236
TKC Holdings, Inc. 6.875% 5/15/28 (d)	5,855	5,204
		18,215
Containers - 0.8%
BWAY Holding Co. 7.875% 8/15/26 (d)	1,895	1,922
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,780	4,686
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,158
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	825	718
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,125	1,003
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	570	474
LABL, Inc. 5.875% 11/1/28 (d)	2,095	1,933
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)	950	964
Trident Holdings, Inc. 12.75% 12/31/28 (d)	950	973
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,075	1,044
		14,875
Diversified Financial Services - 2.4%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	2,115	1,835
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	965	861
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	1,230	743
3.625% 10/1/31 (d)	1,270	710
Compass Group Diversified Holdings LLC:
5% 1/15/32 (d)	870	706
5.25% 4/15/29 (d)	2,270	2,043
Hightower Holding LLC 6.75% 4/15/29 (d)	785	681
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	2,999
5.25% 5/15/27	5,725	5,389
6.25% 5/15/26	8,840	8,714
LPL Holdings, Inc. 4% 3/15/29 (d)	2,520	2,263
MSCI, Inc.:
3.25% 8/15/33 (d)	1,245	1,012
4% 11/15/29 (d)	900	811
OneMain Finance Corp.:
4% 9/15/30	720	544
5.375% 11/15/29	9,325	7,845
6.625% 1/15/28	1,185	1,099
6.875% 3/15/25	775	758
7.125% 3/15/26	4,710	4,590
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)	510	480
		44,083
Diversified Media - 0.1%
Cmg Media Corp. 8.875% 12/15/27 (d)	1,910	1,481
Energy - 8.7%
Altus Midstream LP 5.875% 6/15/30 (d)	1,335	1,279
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)	1,205	1,128
5.75% 3/1/27 (d)	2,655	2,568
5.75% 1/15/28 (d)	1,705	1,652
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,045	954
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,043
Centennial Resource Production LLC 5.875% 7/1/29 (d)	1,165	1,098
CGG SA 8.75% 4/1/27 (d)	1,530	1,316
Cheniere Energy Partners LP:
3.25% 1/31/32	1,270	1,058
4% 3/1/31	7,980	7,138
Chesapeake Energy Corp.:
4.875% 12/31/49 (b)(h)	2,950	0
5.75% 12/31/49 (b)(h)	1,890	0
5.875% 2/1/29 (d)	2,735	2,616
6.75% 4/15/29 (d)	1,150	1,138
7% 10/1/24 (b)(h)	840	0
8% 1/15/25 (b)(h)	480	0
8% 6/15/27 (b)(h)	300	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)	1,880	1,894
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	1,105	1,076
7% 6/15/25 (d)	3,035	3,020
CNX Midstream Partners LP 4.75% 4/15/30 (d)	900	754
CNX Resources Corp.:
6% 1/15/29 (d)	690	638
7.375% 1/15/31 (d)	890	859
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	4,426	3,800
6.75% 3/1/29 (d)	7,095	6,424
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	12,200	11,707
6% 2/1/29 (d)	8,530	8,040
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	665	628
CVR Energy, Inc.:
5.25% 2/15/25 (d)	3,075	2,973
5.75% 2/15/28 (d)	3,170	2,833
DCP Midstream Operating LP:
5.85% 5/21/43 (d)(f)	5,780	5,777
8.125% 8/16/30	130	147
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,645	2,409
DT Midstream, Inc.:
4.125% 6/15/29 (d)	1,215	1,077
4.375% 6/15/31 (d)	1,215	1,056
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	1,365	1,358
EnLink Midstream LLC:
5.375% 6/1/29	650	628
6.5% 9/1/30 (d)	2,725	2,753
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,345	1,196
5.125% 6/15/28 (d)	1,570	1,491
5.5% 10/15/30 (d)	890	828
5.625% 2/15/26 (d)	2,690	2,648
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	310	297
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (d)	1,060	988
6.375% 4/15/27 (d)	890	877
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,300	2,197
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	2,055	1,993
MEG Energy Corp. 7.125% 2/1/27 (d)	1,580	1,619
Mesquite Energy, Inc. 7.25% 12/31/49 (b)(d)(h)	6,264	0
Nabors Industries Ltd.:
7.25% 1/15/26 (d)	1,580	1,489
7.5% 1/15/28 (d)	1,360	1,238
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	3,115	2,868
6.75% 9/15/25 (d)	3,630	3,457
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	1,410	1,352
Noble Finance II LLC 8% 4/15/30 (d)	960	983
Occidental Petroleum Corp.:
3.5% 8/15/29	1,870	1,697
5.875% 9/1/25	3,000	3,032
6.2% 3/15/40	800	821
6.375% 9/1/28	2,410	2,514
6.45% 9/15/36	2,650	2,812
6.625% 9/1/30	2,995	3,197
7.2% 3/15/29	545	576
7.5% 5/1/31	155	173
8.875% 7/15/30	1,595	1,874
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	3,537
7.25% 6/15/25	2,125	2,117
SM Energy Co.:
5.625% 6/1/25	2,480	2,423
6.625% 1/15/27	850	820
6.75% 9/15/26	845	832
Southwestern Energy Co. 5.375% 3/15/30	1,665	1,550
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)	1,610	1,410
Summit Midstream Holdings LLC 8.5% (d)(i)	1,290	1,238
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,189
4.5% 4/30/30	1,710	1,526
6% 4/15/27	4,740	4,714
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	95	88
6% 3/1/27 (d)	950	917
6% 9/1/31 (d)	1,620	1,434
7.5% 10/1/25 (d)	1,120	1,129
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,324
Teine Energy Ltd. 6.875% 4/15/29 (d)	1,145	1,046
Transocean Titan Finance Ltd. 8.375% 2/1/28 (d)	1,977	2,015
Transocean, Inc. 8.75% 2/15/30 (d)	4,710	4,752
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,035	930
4.125% 8/15/31 (d)	1,035	917
		160,964
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (d)	790	806
Covanta Holding Corp.:
4.875% 12/1/29 (d)	2,885	2,568
5% 9/1/30	1,495	1,322
Darling Ingredients, Inc.:
5.25% 4/15/27 (d)	2,655	2,602
6% 6/15/30 (d)	2,040	2,018
GFL Environmental, Inc.:
4% 8/1/28 (d)	1,275	1,164
4.75% 6/15/29 (d)	1,625	1,512
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,535	1,350
5.875% 6/30/29 (d)	1,225	959
		14,301
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	4,630	4,102
4.625% 1/15/27 (d)	4,225	4,084
4.875% 2/15/30 (d)	6,100	5,688
BellRing Brands, Inc. 7% 3/15/30 (d)	2,425	2,484
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	675	577
Parkland Corp.:
4.5% 10/1/29 (d)	1,145	1,003
4.625% 5/1/30 (d)	1,735	1,510
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	1,470	1,393
		20,841
Food/Beverage/Tobacco - 1.4%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,110	876
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	855	785
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,185	1,185
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	1,720	1,575
4.375% 1/31/32 (d)	860	785
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,160	1,056
5.5% 10/15/27 (d)	1,353	1,326
Pilgrim's Pride Corp.:
4.25% 4/15/31	2,740	2,383
5.875% 9/30/27 (d)	1,110	1,104
Post Holdings, Inc.:
4.5% 9/15/31 (d)	6,170	5,399
4.625% 4/15/30 (d)	2,050	1,852
5.5% 12/15/29 (d)	865	823
5.625% 1/15/28 (d)	3,640	3,557
Simmons Foods, Inc. 4.625% 3/1/29 (d)	1,070	884
TreeHouse Foods, Inc. 4% 9/1/28	500	443
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	810	680
U.S. Foods, Inc. 4.625% 6/1/30 (d)	1,070	979
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,055	1,001
		26,693
Gaming - 3.0%
Affinity Gaming LLC 6.875% 12/15/27 (d)	550	495
Boyd Gaming Corp. 4.75% 6/15/31 (d)	4,225	3,868
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,530	2,220
6.25% 7/1/25 (d)	5,705	5,712
7% 2/15/30 (d)	2,845	2,870
8.125% 7/1/27 (d)	11,605	11,840
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	1,900	1,916
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	890	858
Churchill Downs, Inc. 6.75% 5/1/31 (d)	1,445	1,454
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	4,710	4,124
6.75% 1/15/30 (d)	4,950	4,010
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	1,250	1,088
Melco Resorts Finance Ltd. 5.75% 7/21/28 (d)	600	521
MGM Resorts International 4.75% 10/15/28	1,470	1,374
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	4,840	3,510
5.875% 9/1/31 (d)	1,970	1,394
Station Casinos LLC 4.625% 12/1/31 (d)	1,300	1,113
Studio City Finance Ltd. 5% 1/15/29 (d)	725	568
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (d)	1,445	1,299
4.25% 12/1/26 (d)	3,015	2,873
4.625% 12/1/29 (d)	1,720	1,598
		54,705
Healthcare - 4.2%
180 Medical, Inc. 3.875% 10/15/29 (d)	910	810
Avantor Funding, Inc. 3.875% 11/1/29 (d)	860	758
Cano Health, Inc. 6.25% 10/1/28 (d)	565	302
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,365	1,198
4% 3/15/31 (d)	1,545	1,346
4.25% 5/1/28 (d)	485	442
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,860	2,307
5.25% 5/15/30 (d)	2,625	2,188
5.625% 3/15/27 (d)	945	872
6% 1/15/29 (d)	1,085	962
6.125% 4/1/30 (d)	2,910	2,071
8% 3/15/26 (d)	11,505	11,401
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	535	431
4.625% 6/1/30 (d)	4,545	3,959
Encompass Health Corp. 5.75% 9/15/25	400	399
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	850	678
HealthEquity, Inc. 4.5% 10/1/29 (d)	895	800
Hologic, Inc. 4.625% 2/1/28 (d)	645	627
IQVIA, Inc. 5% 10/15/26 (d)	1,125	1,105
Jazz Securities DAC 4.375% 1/15/29 (d)	1,635	1,503
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	955	770
Modivcare, Inc. 5.875% 11/15/25 (d)	1,105	1,056
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	1,360	1,200
3.875% 5/15/32 (d)	1,730	1,483
Option Care Health, Inc. 4.375% 10/31/29 (d)	950	854
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,525	3,243
5.125% 4/30/31 (d)	2,410	2,147
Owens & Minor, Inc. 4.5% 3/31/29 (d)	1,065	854
Radiology Partners, Inc. 9.25% 2/1/28 (d)	2,350	1,040
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	1,340	940
Tenet Healthcare Corp.:
4.25% 6/1/29	8,360	7,670
4.375% 1/15/30	6,245	5,738
6.125% 10/1/28	1,470	1,426
6.125% 6/15/30 (d)	3,610	3,571
6.25% 2/1/27	9,945	9,896
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	810
5.125% 5/9/29	865	805
7.875% 9/15/29	960	1,008
		78,670
Homebuilders/Real Estate - 1.8%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,075	979
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)	1,240	1,028
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)	1,080	842
Century Communities, Inc. 3.875% 8/15/29 (d)	1,245	1,089
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	990
5% 10/15/27	9,710	8,092
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	2,465	1,827
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	1,070	953
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	1,416	1,328
5.75% 1/15/28 (d)	2,100	2,081
5.875% 6/15/27 (d)	1,490	1,486
TopBuild Corp. 3.625% 3/15/29 (d)	755	651
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	1,928
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	4,258	3,386
6.5% 2/15/29 (d)	5,265	3,178
10.5% 2/15/28 (d)	3,800	3,636
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	675	586
		34,060
Hotels - 0.3%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)	2,825	3,037
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)	725	653
4% 5/1/31 (d)	1,085	960
4.875% 1/15/30	1,180	1,120
		5,770
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)	1,240	1,026
7% 11/15/25 (d)	5,750	5,491
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	1,470	1,346
5.875% 11/1/29 (d)	1,290	1,113
6.75% 10/15/27 (d)	2,525	2,357
6.75% 4/15/28 (d)	1,900	1,898
AmWINS Group, Inc. 4.875% 6/30/29 (d)	1,205	1,093
AssuredPartners, Inc. 5.625% 1/15/29 (d)	845	732
HUB International Ltd.:
5.625% 12/1/29 (d)	1,895	1,687
7% 5/1/26 (d)	1,750	1,742
MGIC Investment Corp. 5.25% 8/15/28	1,040	994
		19,479
Leisure - 2.2%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)	840	761
Carnival Corp.:
4% 8/1/28 (d)	5,050	4,378
7.625% 3/1/26 (d)	2,775	2,531
9.875% 8/1/27 (d)	2,250	2,307
NCL Corp. Ltd. 5.875% 2/15/27 (d)	1,770	1,669
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	1,295	1,150
7.25% 1/15/30 (d)	950	953
8.25% 1/15/29 (d)	6,455	6,797
9.25% 1/15/29 (d)	5,340	5,698
11.5% 6/1/25 (d)	4,411	4,676
11.625% 8/15/27 (d)	1,765	1,874
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)	1,665	1,499
Vail Resorts, Inc. 6.25% 5/15/25 (d)	850	856
Viking Cruises Ltd. 13% 5/15/25 (d)	1,265	1,331
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	625	528
Voc Escrow Ltd. 5% 2/15/28 (d)	4,075	3,624
		40,632
Metals/Mining - 1.6%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	1,980	1,798
Alpha Natural Resources, Inc. 9.75% 12/31/99 (b)(h)	1,770	0
Arconic Corp.:
6% 5/15/25 (d)	900	895
6.125% 2/15/28 (d)	2,475	2,443
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	3,200	2,899
4.875% 3/1/31 (d)	1,480	1,300
5.875% 6/1/27	4,015	3,942
6.75% 4/15/30 (d)	2,000	1,944
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,895	1,762
ERO Copper Corp. 6.5% 2/15/30 (d)	1,320	1,172
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	2,600	2,542
7.5% 4/1/25 (d)	5,335	5,308
FMG Resources Pty Ltd. 4.375% 4/1/31 (d)	1,145	995
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	905	843
Mineral Resources Ltd.:
8% 11/1/27 (d)	895	911
8.5% 5/1/30 (d)	660	672
		29,426
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)	760	665
4% 9/1/29 (d)	1,515	1,229
6% 6/15/27 (d)	890	885
Cascades, Inc.:
5.125% 1/15/26 (d)	790	751
5.375% 1/15/28 (d)	790	750
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	1,060	1,040
8.75% 4/15/30 (d)	6,555	6,033
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	1,575	1,343
Glatfelter Corp. 4.75% 11/15/29 (d)	1,290	918
Mercer International, Inc. 5.125% 2/1/29	1,920	1,603
		15,217
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	2,185	2,162
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	1,630	1,529
4% 10/15/30 (d)	5,185	4,526
4.375% 1/15/28 (d)	5,490	5,132
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)	715	645
Garden SpinCo Corp. 8.625% 7/20/30 (d)	775	833
Papa John's International, Inc. 3.875% 9/15/29 (d)	765	661
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,429
		14,755
Services - 2.9%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	1,335	1,268
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	1,015	796
ASGN, Inc. 4.625% 5/15/28 (d)	1,350	1,248
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	3,249	2,822
4.625% 6/1/28 (d)	1,921	1,672
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	1,385	1,269
4% 7/1/29 (d)	805	730
CoreCivic, Inc. 8.25% 4/15/26	7,790	7,870
Fair Isaac Corp. 4% 6/15/28 (d)	1,530	1,425
Gartner, Inc.:
3.625% 6/15/29 (d)	1,160	1,027
3.75% 10/1/30 (d)	1,535	1,340
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	1,360	1,327
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	2,415	2,093
Hertz Corp.:
4.625% 12/1/26 (d)	740	666
5% 12/1/29 (d)	1,435	1,174
5.5% 10/15/24 (b)(d)(h)	1,505	34
6% 1/15/28 (b)(d)(h)	1,385	81
6.25% 12/31/49 (b)(h)	1,605	2
7.125% 8/1/26 (b)(d)(h)	1,430	114
Iron Mountain, Inc.:
4.5% 2/15/31 (d)	2,975	2,587
4.875% 9/15/29 (d)	3,800	3,466
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)	5,670	5,337
Service Corp. International 4% 5/15/31	1,610	1,419
Sotheby's 7.375% 10/15/27 (d)	640	600
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)	2,410	1,984
The GEO Group, Inc.:
9.5% 12/31/28 (d)	1,360	1,326
10.5% 6/30/28	3,459	3,498
TriNet Group, Inc. 3.5% 3/1/29 (d)	1,135	993
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	3,730	3,430
6.25% 1/15/28 (d)	1,225	1,236
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,285	1,205
		54,039
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	780	683
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	1,745	1,662
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	610	553
		2,898
Super Retail - 1.2%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	447
4.625% 11/15/29 (d)	6,520	5,803
4.75% 3/1/30	489	434
5% 2/15/32 (d)	1,535	1,323
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)	4,210	4,041
6.75% 7/1/36	1,340	1,193
7.5% 6/15/29	1,135	1,155
Carvana Co.:
4.875% 9/1/29 (d)	325	131
5.5% 4/15/27 (d)	2,380	1,024
5.875% 10/1/28 (d)	235	98
EG Global Finance PLC 8.5% 10/30/25 (d)	2,595	2,461
LBM Acquisition LLC 6.25% 1/15/29 (d)	1,920	1,529
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)	920	817
6.125% 3/15/32 (d)	885	775
Michaels Companies, Inc. 5.25% 5/1/28 (d)	1,865	1,536
		22,767
Technology - 4.2%
Acuris Finance U.S. 5% 5/1/28 (d)	6,410	5,085
Alteryx, Inc. 8.75% 3/15/28 (d)	960	933
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	1,545	1,394
Block, Inc. 3.5% 6/1/31	1,615	1,316
CA Magnum Holdings 5.375% 10/31/26 (d)	690	605
Camelot Finance SA 4.5% 11/1/26 (d)	1,515	1,434
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,320	2,158
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)	1,345	1,332
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,440	1,296
4.875% 7/1/29 (d)	1,360	1,225
Cloud Software Group, Inc.:
6.5% 3/31/29 (d)	2,885	2,598
9% 9/30/29 (d)	1,445	1,242
Coherent Corp. 5% 12/15/29 (d)	1,350	1,215
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	983
Elastic NV 4.125% 7/15/29 (d)	2,630	2,275
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	6,860	5,943
5.25% 12/1/27 (d)	1,495	1,436
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	1,605	1,343
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)	1,295	1,134
MicroStrategy, Inc. 6.125% 6/15/28 (d)	4,490	4,058
NCR Corp.:
5% 10/1/28 (d)	750	654
5.125% 4/15/29 (d)	3,710	3,209
5.25% 10/1/30 (d)	750	631
onsemi 3.875% 9/1/28 (d)	5,500	4,950
Open Text Corp. 6.9% 12/1/27 (d)	1,685	1,740
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	790	675
4.125% 12/1/31 (d)	780	646
PTC, Inc.:
3.625% 2/15/25 (d)	925	892
4% 2/15/28 (d)	915	851
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	830	197
Roblox Corp. 3.875% 5/1/30 (d)	3,295	2,782
Sensata Technologies BV 4% 4/15/29 (d)	1,530	1,383
Synaptics, Inc. 4% 6/15/29 (d)	900	761
TTM Technologies, Inc. 4% 3/1/29 (d)	1,135	973
Twilio, Inc.:
3.625% 3/15/29	6,425	5,485
3.875% 3/15/31	1,340	1,120
Uber Technologies, Inc.:
7.5% 9/15/27 (d)	4,885	5,039
8% 11/1/26 (d)	7,110	7,290
Unisys Corp. 6.875% 11/1/27 (d)	830	553
		78,836
Telecommunications - 5.1%
Altice Financing SA:
5% 1/15/28 (d)	1,580	1,279
5.75% 8/15/29 (d)	7,315	5,835
Altice France SA:
5.125% 7/15/29 (d)	9,000	6,654
5.5% 1/15/28 (d)	3,740	2,944
5.5% 10/15/29 (d)	14,870	11,132
8.125% 2/1/27 (d)	3,925	3,505
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	7,020	6,090
Cablevision Lightpath LLC 3.875% 9/15/27 (d)	735	613
Cogent Communications Group, Inc. 7% 6/15/27 (d)	885	876
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,830	2,485
5.875% 10/15/27 (d)	1,375	1,266
8.75% 5/15/30 (d)	890	880
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	3,610	3,331
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	1,895	1,623
6.75% 10/15/27 (d)	1,453	1,380
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	8,140	4,552
3.75% 7/15/29 (d)	3,160	1,778
Millicom International Cellular SA 4.5% 4/27/31 (d)	235	181
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	850	737
6% 2/15/28 (d)	565	421
Sable International Finance Ltd. 5.75% 9/7/27 (d)	4,935	4,583
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,450
3.875% 2/15/27	6,375	5,946
Sprint Capital Corp. 8.75% 3/15/32	5,625	6,874
Sprint Corp. 7.625% 3/1/26	2,190	2,319
Uniti Group, Inc. 6% 1/15/30 (d)	2,125	1,254
Virgin Media Finance PLC 5% 7/15/30 (d)	4,635	3,906
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)	2,875	2,450
Windstream Escrow LLC 7.75% 8/15/28 (d)	8,515	7,013
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	2,675	2,025
		95,382
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)	825	697
4.25% 3/15/29 (d)	1,110	985
Foot Locker, Inc. 4% 10/1/29 (d)	850	719
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	760	646
Victoria's Secret & Co. 4.625% 7/15/29 (d)	3,425	2,770
		5,817
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)	1,240	992
Utilities - 2.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	1,705	1,459
3.75% 1/15/32 (d)	850	713
4.75% 3/15/28 (d)	970	919
NRG Energy, Inc.:
3.375% 2/15/29 (d)	665	563
3.625% 2/15/31 (d)	1,320	1,069
3.875% 2/15/32 (d)	1,905	1,536
5.75% 1/15/28	2,765	2,696
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	382
3.75% 7/1/28	400	370
3.75% 8/15/42	640	455
3.95% 12/1/47	2,589	1,832
4% 12/1/46	3,005	2,133
PG&E Corp.:
5% 7/1/28	10,140	9,541
5.25% 7/1/30	1,150	1,060
Pike Corp. 5.5% 9/1/28 (d)	4,495	4,079
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	3,105	2,778
5% 7/31/27 (d)	3,565	3,388
5.5% 9/1/26 (d)	1,822	1,785
5.625% 2/15/27 (d)	4,435	4,325
		41,083
TOTAL NONCONVERTIBLE BONDS		1,205,126
TOTAL CORPORATE BONDS (Cost $1,331,669)		1,222,231

Common Stocks - 10.6%
	Shares	Value ($) (000s)
Air Transportation - 0.0%
Delta Air Lines, Inc. (j)	23,450	805
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(j)	29,835	177
Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (j)	1,504	70
Broadcasting - 0.1%
Nexstar Broadcasting Group, Inc. Class A	10,463	1,815
Building Materials - 0.1%
Builders FirstSource, Inc. (j)	14,100	1,336
WESCO International, Inc.	1,467	211
TOTAL BUILDING MATERIALS		1,547
Capital Goods - 0.2%
Regal Rexnord Corp.	22,600	2,942
Chemicals - 0.4%
CF Industries Holdings, Inc.	29,300	2,097
Olin Corp.	33,100	1,834
The Chemours Co. LLC	88,500	2,573
TOTAL CHEMICALS		6,504
Consumer Products - 0.3%
Tapestry, Inc.	47,300	1,930
Tempur Sealy International, Inc.	108,311	4,058
TOTAL CONSUMER PRODUCTS		5,988
Containers - 0.3%
Berry Global Group, Inc.	20,600	1,191
Graphic Packaging Holding Co.	159,900	3,943
WestRock Co.	45,700	1,368
TOTAL CONTAINERS		6,502
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	25,200	1,597
MasterCard, Inc. Class A	5,700	2,166
OneMain Holdings, Inc.	102,000	3,914
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,677
Energy - 2.0%
Antero Resources Corp. (j)	47,902	1,101
California Resources Corp.	221,951	8,989
California Resources Corp. warrants 10/27/24 (j)	8,300	79
Canadian Natural Resources Ltd.	30,900	1,883
Cheniere Energy, Inc.	35,600	5,447
Chesapeake Energy Corp.	61,888	5,117
Chesapeake Energy Corp. (c)(j)	3,530	292
Diamond Offshore Drilling, Inc. (j)	16,382	188
Diamondback Energy, Inc.	10,600	1,507
EP Energy Corp. (b)(j)	147,125	859
Forbes Energy Services Ltd. (b)(j)	65,062	0
Halliburton Co.	33,000	1,081
Jonah Energy Parent LLC (b)(j)	73,213	3,295
Mesquite Energy, Inc. (b)(j)	90,382	5,678
Noble Corp. PLC	1,410	54
PureWest Energy (b)(j)	3,289	32
PureWest Energy rights (b)(j)	1,983	0
Superior Energy Services, Inc. Class A (b)(j)	17,671	1,201
Tidewater, Inc. warrants 11/14/42 (j)	12,651	627
TOTAL ENERGY		37,430
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(j)	1,458,195	1,283
Environmental - 0.1%
Darling Ingredients, Inc. (j)	21,937	1,307
Food & Drug Retail - 0.4%
Northeast Grocery, Inc. (b)(c)(j)	339,746	1,739
Southeastern Grocers, Inc. (b)(c)(j)	250,623	6,155
TOTAL FOOD & DRUG RETAIL		7,894
Food/Beverage/Tobacco - 0.1%
JBS SA	684,100	2,455
Gaming - 0.7%
Boyd Gaming Corp.	74,300	5,156
Caesars Entertainment, Inc. (j)	142,000	6,431
Studio City International Holdings Ltd.:
ADR (d)(j)	32,338	240
(NYSE) ADR (j)	35,600	264
TOTAL GAMING		12,091
Healthcare - 0.6%
Charles River Laboratories International, Inc. (j)	5,000	951
Humana, Inc.	3,400	1,804
IQVIA Holdings, Inc. (j)	23,000	4,329
Tenet Healthcare Corp. (j)	15,300	1,122
UnitedHealth Group, Inc.	6,400	3,149
TOTAL HEALTHCARE		11,355
Homebuilders/Real Estate - 0.1%
Arthur J. Gallagher & Co.	9,200	1,914
Metals/Mining - 0.2%
First Quantum Minerals Ltd.	116,000	2,819
Freeport-McMoRan, Inc.	39,200	1,486
Warrior Metropolitan Coal, Inc.	692	24
TOTAL METALS/MINING		4,329
Services - 0.3%
ASGN, Inc. (j)	23,580	1,688
Visa, Inc. Class A	13,200	3,072
TOTAL SERVICES		4,760
Super Retail - 0.6%
Arena Brands Holding Corp. Class B (b)(c)(j)	42,253	453
Booking Holdings, Inc. (j)	800	2,149
Dick's Sporting Goods, Inc.	22,100	3,205
Lowe's Companies, Inc.	18,500	3,845
Williams-Sonoma, Inc.	11,300	1,368
TOTAL SUPER RETAIL		11,020
Technology - 3.2%
Adobe, Inc. (j)	9,200	3,474
Advanced Micro Devices, Inc. (j)	23,000	2,056
Alphabet, Inc. Class A (j)	35,500	3,811
Arista Networks, Inc. (j)	13,000	2,082
ASML Holding NV (depository receipt)	3,400	2,165
CDW Corp.	20,000	3,392
Fiserv, Inc. (j)	28,300	3,456
Global Payments, Inc.	25,600	2,885
Marvell Technology, Inc.	63,800	2,519
Meta Platforms, Inc. Class A (j)	28,500	6,849
Microchip Technology, Inc.	54,800	4,000
Microsoft Corp.	24,200	7,436
NVIDIA Corp.	10,600	2,941
NXP Semiconductors NV	14,900	2,440
onsemi (j)	89,360	6,430
SS&C Technologies Holdings, Inc.	19,563	1,145
Synopsys, Inc. (j)	5,100	1,894
TOTAL TECHNOLOGY		58,975
Telecommunications - 0.1%
GTT Communications, Inc. (b)	11,856	146
Palo Alto Networks, Inc. (j)	10,600	1,934
TOTAL TELECOMMUNICATIONS		2,080
Textiles/Apparel - 0.0%
Victoria's Secret & Co. (j)	13,333	413
Utilities - 0.3%
PG&E Corp. (j)	307,379	5,259
TOTAL COMMON STOCKS (Cost $150,064)		196,592

Bank Loan Obligations - 6.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3694% 8/11/28 (f)(g)(k)	1,231	1,226
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5822% 4/8/26 (f)(g)(k)	195	191
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5822% 4/4/26 (f)(g)(k)	105	103
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7985% 10/20/27 (f)(g)(k)	419	433
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7704% 4/21/28 (f)(g)(k)	3,430	3,414
TOTAL AIR TRANSPORTATION		5,367
Automotive & Auto Parts - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 4/20/30 (g)(k)(l)	430	429
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.52% 12/17/28 (f)(g)(k)	326	267
TOTAL AUTOMOTIVE & AUTO PARTS		696
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5967% 2/27/28 (f)(g)(k)	1,215	1,206
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (f)(g)(k)	894	801
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 6/24/29 (f)(g)(k)	114	113
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 1/31/29 (f)(g)(k)	995	978
TOTAL BROADCASTING		1,892
Building Materials - 0.3%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (f)(g)(k)	3,149	2,488
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.3733% 2/25/29 (f)(g)(k)	3,320	3,013
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 6/4/28 (f)(g)(k)	850	809
TOTAL BUILDING MATERIALS		6,310
Capital Goods - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7395% 3/15/30 (f)(g)(k)	275	275
Chemicals - 0.4%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (f)(g)(k)	84	85
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.2836% 10/4/29 (f)(g)(k)	6,185	5,917
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (f)(g)(k)	514	486
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/22/28 (f)(g)(k)	375	375
TOTAL CHEMICALS		6,863
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7034% 12/22/26 (f)(g)(k)	2,515	2,449
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.35% 5/8/26 (b)(f)(g)(k)	1,983	1,927
TOTAL CONSUMER PRODUCTS		4,376
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1293% 2/9/26 (f)(g)(k)	186	170
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(f)(h)(k)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(g)(h)(k)	1,671	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(g)(h)(k)	721	0
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 11/14/25 (f)(g)(k)	330	327
TOTAL ENERGY		327
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4822% 11/30/28 (f)(g)(k)	313	311
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4965% 11/30/28 (f)(g)(k)	24	24
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (f)(g)(k)	403	387
TOTAL ENVIRONMENTAL		722
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.2483% 1/24/29 (f)(g)(k)	328	291
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9822% 1/27/29 (f)(g)(k)	7,410	7,201
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9812% 4/14/29 (f)(g)(k)	347	346
TOTAL GAMING		7,547
Healthcare - 0.3%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (f)(g)(k)	2,276	2,190
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 5/5/28 (f)(g)(k)	824	822
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8% 6/2/28 (f)(g)(k)	1,962	1,958
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 11/15/28 (f)(g)(k)	975	958
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (f)(g)(k)	228	228
TOTAL HEALTHCARE		6,156
Homebuilders/Real Estate - 0.2%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(f)(k)	3,351	3,183
Hotels - 0.5%
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.2746% 10/18/28 (f)(g)(k)	9,031	8,854
Insurance - 0.5%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.2746% 2/15/27 (f)(g)(k)	202	196
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.51% 11/12/27 (f)(g)(k)	1,775	1,758
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3762% 11/6/27 (f)(g)(k)	994	985
HUB International Ltd. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.51% 4/25/25 (f)(g)(k)	5,744	5,731
CME Term SOFR 1 Month Index + 4.000% 8.7279% 11/10/29 (f)(g)(k)	150	149
TOTAL INSURANCE		8,819
Leisure - 0.1%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2322% 1/15/30 (f)(g)(k)	545	545
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 3/9/30 (f)(g)(k)	475	474
TOTAL LEISURE		1,019
Paper - 0.3%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.2572% 4/13/29 (f)(g)(k)	5,515	5,382
Services - 0.9%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.0822% 12/20/29 (f)(g)(k)	165	152
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 12/21/28 (f)(g)(k)	769	757
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (f)(g)(k)	1,804	1,782
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/21/28 (g)(k)(m)	591	584
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.8322% 12/10/29 (f)(g)(k)	2,170	1,880
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5822% 12/10/28 (f)(g)(k)	3,927	3,581
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 13.4091% 8/22/25 (f)(g)(k)	2,615	2,511
Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.9091% 2/21/25 (f)(g)(k)	757	751
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (f)(g)(k)	2,490	2,219
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.5625% 12/10/26 (f)(g)(k)	874	872
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (f)(g)(k)	2,658	2,180
TOTAL SERVICES		17,269
Specialty Retailing - 0.0%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.296% 6/30/27 (f)(g)(k)	112	95
Super Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/18/27 (f)(g)(k)	4,429	4,104
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (f)(g)(k)	722	660
TOTAL SUPER RETAIL		4,764
Technology - 1.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0483% 2/16/28 (f)(g)(k)	142	137
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4643% 2/15/29 (f)(g)(k)	4,306	4,029
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(k)(m)	529	495
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 10/31/26 (f)(g)(k)	135	134
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 3/31/28 (f)(g)(k)	255	249
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 8/19/28 (f)(g)(k)	1,570	1,560
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (f)(g)(k)	915	914
MH Sub I LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/13/28 (g)(k)(l)	2,885	2,766
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8322% 2/1/28 (f)(g)(k)	1,751	1,713
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (f)(g)(k)	896	830
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.2746% 8/31/28 (f)(g)(k)	879	859
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 4/22/28 (f)(g)(k)	763	741
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.7746% 1/31/27 (f)(g)(k)	390	389
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (f)(g)(k)	3,955	3,846
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.2706% 5/3/27 (f)(g)(k)	570	547
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.9034% 2/28/27 (f)(g)(k)	315	310
TOTAL TECHNOLOGY		19,519
Telecommunications - 0.2%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (f)(g)(k)	930	660
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.8125% 5/1/28 (f)(g)(k)	671	640
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 13.9983% 6/30/28 (f)(g)(k)	465	242
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.0822% 12/30/27 (f)(g)(k)	583	478
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 3/9/27 (f)(g)(k)	1,082	877
TOTAL TELECOMMUNICATIONS		2,897
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0625% 6/23/25 (f)(g)(k)	3,696	3,684
TOTAL BANK LOAN OBLIGATIONS (Cost $123,770)		117,683

Preferred Securities - 7.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.3%
Ally Financial, Inc. 4.7% (f)(i)	945	673
Bank of America Corp.:
5.125% (f)(i)	12,000	11,745
5.875% (f)(i)	14,280	13,031
6.1% (f)(i)	2,590	2,561
Citigroup, Inc.:
4.15% (f)(i)	10,000	8,312
4.7% (f)(i)	2,135	1,897
5% (f)(i)	13,000	12,274
5.35% (f)(i)	12,655	12,648
6.3% (f)(i)	4,585	4,458
Goldman Sachs Group, Inc.:
4.4% (f)(i)	1,120	963
4.95% (f)(i)	1,880	1,778
5.3% (f)(i)	15,000	14,610
JPMorgan Chase & Co.:
4% (f)(i)	4,755	4,294
4.6% (f)(i)	3,265	3,065
5% (f)(i)	24,800	24,072
TOTAL BANKS & THRIFTS		116,381
Energy - 0.9%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 8.8916% (f)(g)(i)	1,625	1,479
6.625% (f)(i)	456	355
7.125% (f)(i)	17,150	15,013
TOTAL ENERGY		16,847
TOTAL PREFERRED SECURITIES (Cost $145,413)		133,228

Other - 2.4%
	Shares	Value ($) (000s)
Other - 2.4%
Fidelity Private Credit Central Fund LLC (c)(o) (Cost $44,780)	4,502,507	44,649

Money Market Funds - 6.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (n) (Cost $124,640)	124,615,538	124,640

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $1,920,336)	1,839,023
NET OTHER ASSETS (LIABILITIES) - 0.9%	17,546
NET ASSETS - 100.0%	1,856,569

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,602,000 or 3.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $894,926,000 or 48.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,120,000 and $1,079,000, respectively.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	1,538

Chesapeake Energy Corp.	2/10/21	33

Fidelity Private Credit Central Fund LLC	12/09/21 - 4/28/23	44,782

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	711

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,228

New Cotai LLC/New Cotai Capital Corp.	9/11/20	7,224

Northeast Grocery, Inc.	11/08/21	135

Southeastern Grocers, Inc.	6/01/18	1,763

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	143,722	146,315	165,397	2,589	-	-	124,640	0.3%
Fidelity Private Credit Central Fund LLC	22,391	26,643	4,508	2,366	-	123	44,649	7.3%
Fidelity Securities Lending Cash Central Fund 4.88%	139	12,784	12,923	-	-	-	-	0.0%
Total	166,252	185,742	182,828	4,955	-	123	169,289

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Private Credit Central Fund LLC as presented in the Schedule of Investments. Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	12,475	12,475	-	-
Consumer Discretionary	30,972	29,059	-	1,913
Consumer Staples	11,656	3,762	-	7,894
Energy	37,398	25,738	627	11,033
Financials	19,074	19,074	-	-
Health Care	11,355	11,355	-	-
Industrials	8,127	8,127	-	-
Information Technology	42,909	42,763	-	146
Materials	17,335	17,335	-	-
Utilities	5,291	5,259	-	32

Corporate Bonds	1,222,231	-	1,204,895	17,336

Bank Loan Obligations	117,683	-	112,573	5,110

Preferred Securities	133,228	-	133,228	-

Money Market Funds	124,640	124,640	-	-
Total Investments in Securities:	1,794,374	299,587	1,451,323	43,464

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$35,385
Net Realized Gain (Loss) on Investment Securities	398
Net Unrealized Gain (Loss) on Investment Securities	6,043
Cost of Purchases	4,142
Proceeds of Sales	(1,210)
Amortization/Accretion	10
Transfers into Level 3	-
Transfers out of Level 3	(1,304)
Ending Balance	$43,464
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2023	$6,043

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,750,916)	$1,669,734
Fidelity Central Funds (cost $169,420)	169,289

Total Investment in Securities (cost $1,920,336)		$1,839,023
Cash		169
Foreign currency held at value (cost $58)		57
Receivable for investments sold		6,627
Receivable for fund shares sold		1,932
Dividends receivable		108
Interest receivable		21,246
Distributions receivable from Fidelity Central Funds		480
Prepaid expenses		1
Receivable from investment adviser for expense reductions		1
Other receivables		8
Total assets		1,869,652
Liabilities
Payable for investments purchased
Regular delivery	$7,688
Delayed delivery	960
Payable for fund shares redeemed	2,300
Distributions payable	797
Accrued management fee	842
Distribution and service plan fees payable	194
Other affiliated payables	249
Other payables and accrued expenses	53
Total Liabilities		13,083
Commitments and contingent liabilities (see Commitments note)
Net Assets		$1,856,569
Net Assets consist of:
Paid in capital		$1,943,100
Total accumulated earnings (loss)		(86,531)
Net Assets		$1,856,569

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($475,405 ÷ 43,885 shares) (a)		$10.83
Maximum offering price per share (100/96.00 of $10.83)		$11.28
Class M :
Net Asset Value and redemption price per share ($235,697 ÷ 21,627 shares) (a)		$10.90
Maximum offering price per share (100/96.00 of $10.90)		$11.35
Class C :
Net Asset Value and offering price per share ($56,615 ÷ 5,236 shares) (a)		$10.81
Class I :
Net Asset Value , offering price and redemption price per share ($735,441 ÷ 72,817 shares)		$10.10
Class Z :
Net Asset Value , offering price and redemption price per share ($353,411 ÷ 34,987 shares)		$10.10
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$6,590
Interest		43,301
Income from Fidelity Central Funds		4,955
Total Income		54,846
Expenses
Management fee	$4,985
Transfer agent fees	1,175
Distribution and service plan fees	1,165
Accounting fees	302
Custodian fees and expenses	11
Independent trustees' fees and expenses	6
Registration fees	87
Audit	41
Legal	111
Miscellaneous	4
Total expenses before reductions	7,887
Expense reductions	(48)
Total expenses after reductions		7,839
Net Investment income (loss)		47,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,875)
Foreign currency transactions	3
Total net realized gain (loss)		(11,872)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	63,485
Fidelity Central Funds	123
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		63,607
Net gain (loss)		51,735
Net increase (decrease) in net assets resulting from operations		$98,742
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,007	$77,687
Net realized gain (loss)	(11,872)	77,979
Change in net unrealized appreciation (depreciation)	63,607	(381,046)
Net increase (decrease) in net assets resulting from operations	98,742	(225,380)
Distributions to shareholders	(112,035)	(118,721)
Share transactions - net increase (decrease)	80,139	(69,934)
Total increase (decrease) in net assets	66,846	(414,035)

Net Assets
Beginning of period	1,789,723	2,203,758
End of period	$1,856,569	$1,789,723

Financial Highlights
Fidelity Advisor® High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$12.94	$10.95	$11.12	$10.93	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.272	.455	.382	.422	.517	.606
Net realized and unrealized gain (loss)	.313	(1.803)	1.989	(.169)	.260	(.543)
Total from investment operations	.585	(1.348)	2.371	.253	.777	.063
Distributions from net investment income	(.288)	(.433)	(.381)	(.417)	(.587)	(.543)
Distributions from net realized gain	(.367)	(.259)	-	(.006)	-	-
Total distributions	(.655)	(.692)	(.381)	(.423)	(.587)	(.543)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$10.83	$10.90	$12.94	$10.95	$11.12	$10.93
Total Return D,E,F	5.52%	(10.75)%	21.85%	2.41%	7.41%	.50%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.02% I	1.01%	.99%	1.00%	1.01%	.99%
Expenses net of fee waivers, if any	1.01% I	1.01%	.99%	1.00%	1.00%	.99%
Expenses net of all reductions	1.01% I	1.01%	.99%	1.00%	1.00%	.99%
Net investment income (loss)	5.07% I	3.88%	3.07%	3.91%	4.70%	5.35%
Supplemental Data
Net assets, end of period (in millions)	$475	$463	$566	$462	$515	$467
Portfolio turnover rate J	21% I	29%	27%	48%	53%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® High Income Advantage Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.96	$13.01	$11.01	$11.18	$10.99	$11.47
Income from Investment Operations
Net investment income (loss) A,B	.274	.458	.385	.425	.521	.611
Net realized and unrealized gain (loss)	.322	(1.813)	1.998	(.169)	.259	(.545)
Total from investment operations	.596	(1.355)	2.383	.256	.780	.066
Distributions from net investment income	(.289)	(.436)	(.383)	(.420)	(.590)	(.546)
Distributions from net realized gain	(.367)	(.259)	-	(.006)	-	-
Total distributions	(.656)	(.695)	(.383)	(.426)	(.590)	(.546)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$10.90	$10.96	$13.01	$11.01	$11.18	$10.99
Total Return D,E,F	5.60%	(10.75)%	21.84%	2.43%	7.39%	.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	1.01%	.99%	1.00%	1.00%	.98%
Expenses net of fee waivers, if any	1.01% I	1.01%	.99%	1.00%	1.00%	.98%
Expenses net of all reductions	1.01% I	1.01%	.99%	1.00%	1.00%	.98%
Net investment income (loss)	5.07% I	3.89%	3.08%	3.91%	4.71%	5.36%
Supplemental Data
Net assets, end of period (in millions)	$236	$238	$300	$266	$329	$337
Portfolio turnover rate J	21% I	29%	27%	48%	53%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$12.92	$10.93	$11.10	$10.91	$11.39
Income from Investment Operations
Net investment income (loss) A,B	.231	.366	.286	.339	.434	.520
Net realized and unrealized gain (loss)	.313	(1.804)	1.988	(.169)	.258	(.543)
Total from investment operations	.544	(1.438)	2.274	.170	.692	(.023)
Distributions from net investment income	(.247)	(.343)	(.284)	(.334)	(.502)	(.457)
Distributions from net realized gain	(.367)	(.259)	-	(.006)	-	-
Total distributions	(.614)	(.602)	(.284)	(.340)	(.502)	(.457)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$10.81	$10.88	$12.92	$10.93	$11.10	$10.91
Total Return D,E,F	5.14%	(11.45)%	20.95%	1.63%	6.60%	(.26)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.79% I	1.78%	1.76%	1.77%	1.77%	1.75%
Expenses net of fee waivers, if any	1.76% I	1.77%	1.76%	1.77%	1.77%	1.75%
Expenses net of all reductions	1.76% I	1.77%	1.76%	1.77%	1.76%	1.75%
Net investment income (loss)	4.32% I	3.12%	2.30%	3.14%	3.94%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$57	$56	$71	$68	$89	$130
Portfolio turnover rate J	21% I	29%	27%	48%	53%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$12.12	$10.26	$10.42	$10.25	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.266	.454	.388	.422	.512	.590
Net realized and unrealized gain (loss)	.294	(1.691)	1.860	(.157)	.241	(.499)
Total from investment operations	.560	(1.237)	2.248	.265	.753	.091
Distributions from net investment income	(.283)	(.434)	(.388)	(.419)	(.583)	(.541)
Distributions from net realized gain	(.367)	(.259)	-	(.006)	-	-
Total distributions	(.650)	(.693)	(.388)	(.425)	(.583)	(.541)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$10.10	$10.19	$12.12	$10.26	$10.42	$10.25
Total Return D,E	5.67%	(10.56)%	22.13%	2.69%	7.67%	.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.76%	.74%	.75%	.76%	.75%
Expenses net of fee waivers, if any	.76% H	.76%	.74%	.75%	.76%	.75%
Expenses net of all reductions	.76% H	.76%	.74%	.74%	.76%	.75%
Net investment income (loss)	5.32% H	4.13%	3.32%	4.17%	4.95%	5.57%
Supplemental Data
Net assets, end of period (in millions)	$735	$696	$903	$510	$612	$883
Portfolio turnover rate I	21% H	29%	27%	48%	53%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® High Income Advantage Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$12.12	$10.26	$10.42	$10.25	$10.69
Income from Investment Operations
Net investment income (loss) B,C	.271	.463	.399	.430	.516	.034
Net realized and unrealized gain (loss)	.294	(1.690)	1.860	(.156)	.248	(.438)
Total from investment operations	.565	(1.227)	2.259	.274	.764	(.404)
Distributions from net investment income	(.288)	(.444)	(.399)	(.428)	(.594)	(.036)
Distributions from net realized gain	(.367)	(.259)	-	(.006)	-	-
Total distributions	(.655)	(.703)	(.399)	(.434)	(.594)	(.036)
Net asset value, end of period	$10.10	$10.19	$12.12	$10.26	$10.42	$10.25
Total Return D,E	5.73%	(10.47)%	22.25%	2.79%	7.79%	(3.78)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67% H	.66%	.64%	.65%	.65%	.63% H
Expenses net of fee waivers, if any	.66% H	.66%	.64%	.65%	.65%	.63% H
Expenses net of all reductions	.66% H	.66%	.64%	.65%	.65%	.63% H
Net investment income (loss)	5.42% H	4.23%	3.42%	4.26%	5.06%	5.46% H
Supplemental Data
Net assets, end of period (in millions)	$353	$337	$363	$159	$137	$18
Portfolio turnover rate I	21% H	29%	27%	48%	53%	45%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's units are not registered under the Securities Act of 1933, and are subject to substantial restrictions on transfer. The Fund has no redemption rights under the limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The expense ratio for Fidelity Private Credit Central Fund LLC for the year ended December 31, 2022 was 2.46%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker   and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$21,018	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.6 - 6.5 / 3.6	Increase
			Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$18,500.00	Increase
			Enterprise value/PV-10 multiple (EV/PV-10)	0.3 - 0.5 / 0.3	Increase
			Enterprise value/Proved reserves multiple	0.8 - 4.2 / 4.2	Increase
			Daily production multiple ($/Million cubic feet equivalent per day)	$3,000.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$45.00	Increase
			Parity price	$12.35	Increase
		Discounted cash flow	Discount rate	10.0% - 12.8% / 10.4%	Decrease
			Reserve risk rate	63.0% - 98.0% / 80.5%	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	55.0%	Increase
			Term	1.2	Increase
Corporate Bonds	$17,336	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.6	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$18,500.00	Increase
			Enterprise value/PV-10 multiple (EV/PV-10)	0.3	Increase
			Enterprise value/Proved reserves multiple	4.2	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
			Reserve risk rate	63.0% - 98.0% / 80.5%	Increase
		Indicative market price	Evaluated bid	$0.13 - $8.00 / $6.34	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	55.0%	Increase
			Term	1.2	Increase
Bank Loan Obligations	$5,110	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$95.00	Increase
		Discounted cash flow	Discount rate	18.7%	Decrease

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor High Income Advantage Fund	$8

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$89,373
Gross unrealized depreciation	(168,415)
Net unrealized appreciation (depreciation)	$(79,042)
Tax cost	$1,918,065

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Advisor High Income Advantage Fund	Fidelity Private Credit Central Fund LLC	$11,840

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor High Income Advantage Fund	209,303	179,180
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$585	$14
Class M	- %	.25%	297	3
Class C	.75%	.25%	283	41
			$1,165	$58

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$103
Class M	2
Class C A	22
$127

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$348.15
Class M	171.15
Class C	48.17
Class I	521.15
Class Z	87.05
	$1,175

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor High Income Advantage Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor High Income Advantage Fund	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor High Income Advantage Fund	3,570	897	(472)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor High Income Advantage Fund	$2
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor High Income Advantage Fund	$- A	$-	$-

A   Amount represents less than five hundred dollars.
9. Expense Reductions.
The investment adviser   contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$10
Class C	1.75%	9
Class I	.75%	3
		$22

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor High Income Advantage Fund
Distributions to shareholders
Class A	$27,989	$30,360
Class M	14,247	15,770
Class C	3,201	3,323
Class I	44,621	51,542
Class Z	21,977	17,726
Total	$112,035	$118,721
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor High Income Advantage Fund
Class A
Shares sold	4,072	6,812	$43,833	$81,309
Reinvestment of distributions	2,411	2,336	25,956	27,862
Shares redeemed	(5,061)	(10,414)	(54,554)	(122,480)
Net increase (decrease)	1,422	(1,266)	$15,235	$(13,309)
Class M
Shares sold	617	1,587	$6,697	$18,925
Reinvestment of distributions	1,247	1,238	13,501	14,858
Shares redeemed	(1,985)	(4,119)	(21,535)	(48,599)
Net increase (decrease)	(121)	(1,294)	$(1,337)	$(14,816)
Class C
Shares sold	636	1,146	$6,868	$13,607
Reinvestment of distributions	285	267	3,057	3,187
Shares redeemed	(836)	(1,763)	(8,982)	(20,501)
Net increase (decrease)	85	(350)	$943	$(3,707)
Class I
Shares sold	15,283	30,137	$154,078	$335,242
Reinvestment of distributions	3,985	4,179	40,006	46,661
Shares redeemed	(14,729)	(40,602)	(148,491)	(442,243)
Net increase (decrease)	4,539	(6,286)	$45,593	$(60,340)
Class Z
Shares sold	5,617	23,041	$56,681	$244,497
Reinvestment of distributions	1,856	1,225	18,632	13,627
Shares redeemed	(5,520)	(21,230)	(55,608)	(235,886)
Net increase (decrease)	1,953	3,036	$19,705	$22,238
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings pending in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserts that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), currently held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also assert that convertible notes and additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, are invalid. If the unsecured creditors prevail in the two disputes, the current value of the Fund's holdings in Mesquite may be diluted. Both disputes are pending before the Bankruptcy Court. At this time, Management cannot determine the amount of loss that may be realized. The Fund is also incurring legal costs in defending the disputes.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® High Income Advantage Fund
Class A	1.01%
Actual		$ 1,000	$ 1,055.20	$ 5.15
Hypothetical- B		$ 1,000	$ 1,019.79	$ 5.06
Class M	1.01%
Actual		$ 1,000	$ 1,056.00	$ 5.15
Hypothetical- B		$ 1,000	$ 1,019.79	$ 5.06
Class C	1.76%
Actual		$ 1,000	$ 1,051.40	$ 8.95
Hypothetical- B		$ 1,000	$ 1,016.07	$ 8.80
Class I	.76%
Actual		$ 1,000	$ 1,056.70	$ 3.88
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Class Z	.66%
Actual		$ 1,000	$ 1,057.30	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703458.125
HY-SANN-0623
Fidelity Advisor® Value Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

PG&E Corp.	1.5
Edison International	1.5
Hess Corp.	1.4
Welltower, Inc.	1.3
Antero Resources Corp.	1.1
Denbury, Inc.	1.1
Constellation Energy Corp.	1.0
Celanese Corp. Class A	1.0
Apollo Global Management, Inc.	1.0
CubeSmart	1.0
11.9

Market Sectors (% of Fund's net assets)

Financials	15.7
Industrials	15.4
Materials	14.3
Consumer Discretionary	13.3
Energy	12.7
Utilities	6.9
Health Care	6.6
Real Estate	6.0
Consumer Staples	3.3
Information Technology	3.2
Communication Services	2.1

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	45,640	1,921,626
Interactive Media & Services - 0.1%
Ziff Davis, Inc. (b)	4,040	295,486
Media - 1.5%
DISH Network Corp. Class A (b)	29,505	221,583
News Corp. Class A	58,521	1,030,555
Nexstar Broadcasting Group, Inc. Class A	6,833	1,185,184
Scholastic Corp. (c)	34,655	1,333,178
Thryv Holdings, Inc. (b)	70,240	1,577,590
		5,348,090
TOTAL COMMUNICATION SERVICES		7,565,202
CONSUMER DISCRETIONARY - 13.3%
Automobile Components - 1.1%
Adient PLC (b)	44,482	1,643,165
Autoliv, Inc.	20,605	1,768,115
Cie Automotive SA	24,770	745,674
		4,156,954
Automobiles - 0.7%
Harley-Davidson, Inc.	66,448	2,465,221
Broadline Retail - 0.6%
Kohl's Corp. (c)	66,300	1,460,589
Nordstrom, Inc. (c)	41,605	643,213
		2,103,802
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (b)	44,219	1,793,965
H&R Block, Inc.	23,300	790,103
		2,584,068
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	49,598	1,721,051
Bowlero Corp. Class A (b)	92,380	1,351,519
Brinker International, Inc. (b)	31,108	1,241,831
Hilton Grand Vacations, Inc. (b)	42,520	1,819,856
Hyatt Hotels Corp. Class A (b)	9,484	1,084,021
Red Rock Resorts, Inc.	44,300	2,161,840
		9,380,118
Household Durables - 1.1%
Mohawk Industries, Inc. (b)	13,960	1,478,364
Tempur Sealy International, Inc.	62,972	2,359,561
		3,837,925
Leisure Products - 1.2%
BRP, Inc.	11,420	853,181
Brunswick Corp.	14,810	1,255,740
Mattel, Inc. (b)	122,671	2,208,078
		4,316,999
Specialty Retail - 4.5%
Academy Sports & Outdoors, Inc.	19,489	1,237,941
American Eagle Outfitters, Inc.	163,410	2,188,060
Bath & Body Works, Inc.	28,130	987,363
Camping World Holdings, Inc.	54,082	1,210,896
Franchise Group, Inc. (c)	61,620	1,802,385
Lithia Motors, Inc. Class A (sub. vtg.) (c)	8,916	1,969,455
Sally Beauty Holdings, Inc. (b)	66,020	939,465
Signet Jewelers Ltd. (c)	23,098	1,699,551
Upbound Group, Inc.	79,364	2,115,844
Victoria's Secret & Co. (b)	62,554	1,939,800
		16,090,760
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (b)	47,118	1,955,397
Wolverine World Wide, Inc.	53,940	902,956
		2,858,353
TOTAL CONSUMER DISCRETIONARY		47,794,200
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Primo Water Corp.	92,680	1,407,809
Consumer Staples Distribution & Retail - 0.8%
U.S. Foods Holding Corp. (b)	75,697	2,906,765
Food Products - 1.4%
Bunge Ltd.	24,460	2,289,456
Darling Ingredients, Inc. (b)	43,129	2,569,195
		4,858,651
Household Products - 0.6%
Energizer Holdings, Inc.	47,720	1,595,280
Spectrum Brands Holdings, Inc.	6,070	403,655
		1,998,935
Personal Care Products - 0.1%
Olaplex Holdings, Inc. (b)	135,980	503,126
TOTAL CONSUMER STAPLES		11,675,286
ENERGY - 12.7%
Energy Equipment & Services - 2.8%
Championx Corp.	29,460	797,777
Expro Group Holdings NV (b)	140,570	2,795,937
Liberty Oilfield Services, Inc. Class A	42,098	539,275
TechnipFMC PLC (b)	162,775	2,228,390
Tenaris SA	80,470	1,151,145
Valaris Ltd. (b)	30,300	1,818,000
Vallourec SA (b)	64,320	732,485
		10,063,009
Oil, Gas & Consumable Fuels - 9.9%
Advantage Energy Ltd. (b)	112,430	632,333
Antero Resources Corp. (b)	178,668	4,107,577
APA Corp.	11,981	441,500
Arch Resources, Inc.	5,050	617,363
Canadian Natural Resources Ltd.	35,976	2,192,256
Cenovus Energy, Inc. (Canada)	130,543	2,191,053
Delek U.S. Holdings, Inc.	54,540	1,186,245
Denbury, Inc. (b)	41,037	3,832,035
Devon Energy Corp.	13,208	705,703
Diamondback Energy, Inc.	3,638	517,324
Energy Transfer LP	125,606	1,617,805
EQT Corp.	16,468	573,745
Genesis Energy LP	157,337	1,755,881
Hess Corp.	34,827	5,052,005
Imperial Oil Ltd.	33,691	1,717,312
Kosmos Energy Ltd. (b)	254,374	1,627,994
Parkland Corp.	40,190	947,758
Talos Energy, Inc. (b)	60,680	827,068
Targa Resources Corp.	30,895	2,333,499
The Williams Companies, Inc.	12,802	387,389
Tourmaline Oil Corp. (c)	27,755	1,246,962
Valero Energy Corp.	6,917	793,172
		35,303,979
TOTAL ENERGY		45,366,988
FINANCIALS - 15.7%
Banks - 4.3%
Axos Financial, Inc. (b)	31,821	1,294,160
Bank of Kyoto Ltd.	16,072	790,782
Comerica, Inc.	19,730	855,690
East West Bancorp, Inc.	43,540	2,250,583
First Citizens Bancshares, Inc.	2,449	2,466,584
First Citizens Bancshares, Inc. Class B	210	193,820
M&T Bank Corp.	17,827	2,242,637
New York Community Bancorp, Inc.	92,840	992,460
Popular, Inc.	15,840	950,558
U.S. Bancorp	61,410	2,105,135
Wintrust Financial Corp.	16,075	1,099,048
		15,241,457
Capital Markets - 2.4%
Ameriprise Financial, Inc.	7,165	2,186,185
Carlyle Group LP (c)	23,410	710,025
LPL Financial	10,222	2,134,762
Onex Corp. (sub. vtg.)	9,440	434,706
Petershill Partners PLC (a)	352,894	739,757
Raymond James Financial, Inc.	21,020	1,902,941
UBS Group AG	29,630	598,832
		8,707,208
Consumer Finance - 1.7%
OneMain Holdings, Inc.	57,567	2,208,846
PROG Holdings, Inc. (b)	55,190	1,668,394
SLM Corp.	150,920	2,266,818
		6,144,058
Financial Services - 4.0%
Apollo Global Management, Inc.	54,861	3,477,639
Corebridge Financial, Inc. (c)	53,250	897,795
ECN Capital Corp.	166,658	388,707
Essent Group Ltd.	39,003	1,656,457
Global Payments, Inc.	24,990	2,816,623
Voya Financial, Inc. (c)	27,170	2,077,962
Walker & Dunlop, Inc.	27,119	1,825,380
WEX, Inc. (b)	7,330	1,299,976
		14,440,539
Insurance - 3.3%
AMBAC Financial Group, Inc. (b)	21,573	344,089
American Financial Group, Inc.	15,733	1,930,911
Assurant, Inc.	19,880	2,447,824
First American Financial Corp.	32,709	1,884,365
Primerica, Inc.	2,910	531,104
Reinsurance Group of America, Inc.	14,717	2,094,523
The Travelers Companies, Inc.	13,890	2,516,035
		11,748,851
TOTAL FINANCIALS		56,282,113
HEALTH CARE - 6.6%
Biotechnology - 0.6%
Biogen, Inc. (b)	2,081	633,103
BioMarin Pharmaceutical, Inc. (b)	2,931	281,493
Exact Sciences Corp. (b)	2,759	176,769
Galapagos NV (b)	20,210	784,134
Poseida Therapeutics, Inc. (b)	19,940	52,642
United Therapeutics Corp. (b)	788	181,342
		2,109,483
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (b)	354	115,156
Hologic, Inc. (b)	3,925	337,589
Masimo Corp. (b)	440	83,222
STERIS PLC	2,070	390,299
Teleflex, Inc.	1,081	294,594
The Cooper Companies, Inc.	1,389	529,834
Zimmer Biomet Holdings, Inc.	2,521	349,007
		2,099,701
Health Care Providers & Services - 3.7%
Acadia Healthcare Co., Inc. (b)	1,229	88,844
AdaptHealth Corp. (b)	142,912	1,697,795
agilon health, Inc. (b)	5,854	142,077
Amedisys, Inc. (b)	112	8,994
AmerisourceBergen Corp.	3,598	600,326
Centene Corp. (b)	49,216	3,392,459
Cigna Group	8,799	2,228,699
Encompass Health Corp.	1,659	106,425
Laboratory Corp. of America Holdings	1,688	382,686
Molina Healthcare, Inc. (b)	1,451	432,238
Owens & Minor, Inc. (b)	125,830	1,955,398
Premier, Inc.	12,980	432,623
Quest Diagnostics, Inc.	1,257	174,484
Tenet Healthcare Corp. (b)	21,858	1,602,629
		13,245,677
Health Care Technology - 0.0%
Evolent Health, Inc. (b)	2,222	80,903
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	2,790	377,850
Avantor, Inc. (b)	6,692	130,360
Bio-Rad Laboratories, Inc. Class A (b)	1,066	480,542
Charles River Laboratories International, Inc. (b)	248	47,150
IQVIA Holdings, Inc. (b)	1,067	200,841
PerkinElmer, Inc.	2,685	350,366
Syneos Health, Inc. (b)	34,510	1,354,863
		2,941,972
Pharmaceuticals - 0.9%
Catalent, Inc. (b)	2,906	145,649
Elanco Animal Health, Inc. (b)	23,720	224,628
Jazz Pharmaceuticals PLC (b)	15,097	2,120,676
Royalty Pharma PLC	12,073	424,366
Viatris, Inc.	23,792	221,979
		3,137,298
TOTAL HEALTH CARE		23,615,034
INDUSTRIALS - 15.4%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc. (c)	10,320	1,040,978
Deutsche Post AG	11,380	547,373
FedEx Corp.	11,254	2,563,436
		4,151,787
Building Products - 1.3%
Builders FirstSource, Inc. (b)	24,165	2,290,117
Carlisle Companies, Inc.	4,980	1,074,933
UFP Industries, Inc.	14,537	1,141,445
		4,506,495
Commercial Services & Supplies - 0.7%
HNI Corp.	17,279	448,908
The Brink's Co.	31,975	2,009,629
		2,458,537
Construction & Engineering - 2.2%
Fluor Corp. (b)	59,600	1,731,976
Granite Construction, Inc.	48,843	1,862,384
MDU Resources Group, Inc. (c)	72,781	2,126,661
Willscot Mobile Mini Holdings (b)	49,792	2,260,557
		7,981,578
Electrical Equipment - 2.1%
Generac Holdings, Inc. (b)	13,300	1,359,526
GrafTech International Ltd.	234,455	1,104,283
Regal Rexnord Corp.	22,149	2,882,914
Sensata Technologies, Inc. PLC	46,520	2,021,294
		7,368,017
Ground Transportation - 2.9%
ArcBest Corp.	4,890	461,616
Knight-Swift Transportation Holdings, Inc. Class A	17,290	973,773
RXO, Inc.	42,733	773,040
Ryder System, Inc.	21,952	1,737,720
TFI International, Inc. (Canada)	14,713	1,585,705
U-Haul Holding Co. (non-vtg.)	33,840	1,830,744
XPO, Inc. (b)	70,333	3,107,312
		10,469,910
Machinery - 3.2%
Allison Transmission Holdings, Inc.	45,544	2,222,092
Chart Industries, Inc. (b)(c)	16,860	2,244,066
Crane Nxt Co.	6,440	304,998
Flowserve Corp.	61,305	2,046,974
Gates Industrial Corp. PLC (b)	62,680	844,300
Kennametal, Inc. (c)	62,570	1,624,317
Timken Co.	28,720	2,207,132
		11,493,879
Professional Services - 1.0%
Concentrix Corp.	21,226	2,048,521
Manpower, Inc.	21,019	1,591,348
		3,639,869
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (b)	12,918	777,405
Custom Truck One Source, Inc. Class A (b)	162,934	1,023,226
Herc Holdings, Inc.	12,628	1,263,053
		3,063,684
TOTAL INDUSTRIALS		55,133,756
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (b)	41,935	2,023,364
Electronic Equipment, Instruments & Components - 1.8%
Coherent Corp. (b)(c)	26,000	887,640
Flex Ltd. (b)	114,647	2,358,289
Knowles Corp. (b)	66,980	1,130,622
Vontier Corp.	77,174	2,093,731
		6,470,282
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (b)(c)	304,669	99,078
Semiconductors & Semiconductor Equipment - 0.3%
Skyworks Solutions, Inc.	10,370	1,098,183
Software - 0.5%
NCR Corp. (b)	88,202	1,966,023
TOTAL INFORMATION TECHNOLOGY		11,656,930
MATERIALS - 14.3%
Chemicals - 6.7%
Axalta Coating Systems Ltd. (b)	67,913	2,144,013
Cabot Corp.	21,722	1,558,771
Celanese Corp. Class A	33,146	3,521,431
CF Industries Holdings, Inc.	16,020	1,146,712
Corteva, Inc.	28,135	1,719,611
Eastman Chemical Co.	20,214	1,703,434
Methanex Corp. (c)	70,122	3,140,764
Olin Corp.	35,515	1,967,531
The Chemours Co. LLC	80,900	2,351,763
Trinseo PLC	15,967	289,322
Tronox Holdings PLC	112,737	1,543,370
Westlake Corp.	24,666	2,806,497
		23,893,219
Construction Materials - 1.2%
Eagle Materials, Inc.	10,046	1,488,918
GCC S.A.B. de CV	146,008	1,160,707
Martin Marietta Materials, Inc.	3,272	1,188,390
Summit Materials, Inc.	16,195	443,905
		4,281,920
Containers & Packaging - 1.8%
Crown Holdings, Inc.	31,568	2,707,903
Graphic Packaging Holding Co.	20,970	517,120
O-I Glass, Inc. (b)	93,257	2,095,485
WestRock Co.	37,960	1,136,143
		6,456,651
Metals & Mining - 3.8%
Arconic Corp. (b)	107,989	2,672,728
ATI, Inc. (b)	38,596	1,490,578
Carpenter Technology Corp.	29,205	1,540,272
Constellium NV (b)	214,039	3,178,479
First Quantum Minerals Ltd.	45,042	1,094,426
Freeport-McMoRan, Inc.	47,298	1,793,067
Schnitzer Steel Industries, Inc. Class A	22,667	654,850
Steel Dynamics, Inc.	12,674	1,317,462
		13,741,862
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	50,407	3,011,314
TOTAL MATERIALS		51,384,966
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.2%
CubeSmart	74,698	3,398,012
Douglas Emmett, Inc.	63,570	818,782
Equity Lifestyle Properties, Inc.	19,409	1,337,280
Essex Property Trust, Inc.	11,820	2,597,209
Lamar Advertising Co. Class A	11,924	1,260,128
Outfront Media, Inc.	84,690	1,410,935
Prologis (REIT), Inc.	23,266	2,914,067
Welltower, Inc.	60,191	4,768,331
		18,504,744
Real Estate Management & Development - 0.8%
Compass, Inc. (b)	175,500	410,670
Jones Lang LaSalle, Inc. (b)	17,181	2,388,846
WeWork, Inc. (b)(c)	273,771	115,394
		2,914,910
TOTAL REAL ESTATE		21,419,654
UTILITIES - 6.9%
Electric Utilities - 4.8%
Constellation Energy Corp.	45,749	3,540,973
Edison International	70,459	5,185,782
Entergy Corp.	27,573	2,966,303
PG&E Corp. (b)	321,760	5,505,311
		17,198,369
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	109,493	2,590,604
Vistra Corp.	70,156	1,673,922
		4,264,526
Multi-Utilities - 0.9%
Algonquin Power & Utilities Corp.	154,540	1,314,021
Sempra Energy	13,106	2,037,852
		3,351,873
TOTAL UTILITIES		24,814,768
TOTAL COMMON STOCKS (Cost $328,887,666)		356,708,897

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.46% 6/1/23 (e) (Cost $239,083)	240,000	239,116

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	2,013,300	2,013,702
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	14,153,324	14,154,739
TOTAL MONEY MARKET FUNDS (Cost $16,168,427)		16,168,441

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $345,295,176)	373,116,454
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(14,746,627)
NET ASSETS - 100.0%	358,369,827

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Jun 2023	1,250,300	2,979	2,979

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,661,383 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $218,193.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	8,563,889	95,094,411	101,644,598	129,258	-	-	2,013,702	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	10,739,930	74,697,299	71,282,490	31,958	-	-	14,154,739	0.0%
Total	19,303,819	169,791,710	172,927,088	161,216	-	-	16,168,441

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,565,202	5,643,576	1,921,626	-
Consumer Discretionary	47,794,200	47,794,200	-	-
Consumer Staples	11,675,286	11,675,286	-	-
Energy	45,366,988	44,215,843	1,151,145	-
Financials	56,282,113	55,491,331	790,782	-
Health Care	23,615,034	22,830,900	784,134	-
Industrials	55,133,756	54,586,383	547,373	-
Information Technology	11,656,930	11,656,930	-	-
Materials	51,384,966	51,384,966	-	-
Real Estate	21,419,654	21,419,654	-	-
Utilities	24,814,768	24,814,768	-	-

U.S. Government and Government Agency Obligations	239,116	-	239,116	-

Money Market Funds	16,168,441	16,168,441	-	-
Total Investments in Securities:	373,116,454	367,682,278	5,434,176	-
Derivative Instruments:

Assets
Futures Contracts	2,979	2,979	-	-
Total Assets	2,979	2,979	-	-
Total Derivative Instruments:	2,979	2,979	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,979	0
Total Equity Risk	2,979	0
Total Value of Derivatives	2,979	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,712,920) - See accompanying schedule:
Unaffiliated issuers (cost $329,126,749)	$356,948,013
Fidelity Central Funds (cost $16,168,427)	16,168,441

Total Investment in Securities (cost $345,295,176)		$373,116,454
Receivable for investments sold		2,753,866
Receivable for fund shares sold		339,144
Dividends receivable		222,239
Distributions receivable from Fidelity Central Funds		11,021
Receivable for daily variation margin on futures contracts		17,129
Prepaid expenses		142
Receivable from investment adviser for expense reductions		823
Total assets		376,460,818
Liabilities
Payable to custodian bank	$381,369
Payable for investments purchased	1,503,444
Payable for fund shares redeemed	1,701,444
Accrued management fee	202,905
Distribution and service plan fees payable	41,737
Other affiliated payables	61,351
Other payables and accrued expenses	44,348
Collateral on securities loaned	14,154,393
Total Liabilities		18,090,991
Net Assets		$358,369,827
Net Assets consist of:
Paid in capital		$345,374,870
Total accumulated earnings (loss)		12,994,957
Net Assets		$358,369,827

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($98,164,407 ÷ 3,252,681 shares) (a)		$30.18
Maximum offering price per share (100/94.25 of $30.18)		$32.02
Class M :
Net Asset Value and redemption price per share ($22,707,147 ÷ 760,718 shares) (a)		$29.85
Maximum offering price per share (100/96.50 of $29.85)		$30.93
Class C :
Net Asset Value and offering price per share ($13,966,423 ÷ 495,676 shares) (a)		$28.18
Class I :
Net Asset Value , offering price and redemption price per share ($164,537,420 ÷ 5,389,665 shares)		$30.53
Class Z :
Net Asset Value , offering price and redemption price per share ($58,994,430 ÷ 1,932,943 shares)		$30.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$3,529,610
Interest		11,155
Income from Fidelity Central Funds (including $31,958 from security lending)		161,216
Total Income		3,701,981
Expenses
Management fee
Basic fee	$1,067,095
Performance adjustment	239,199
Transfer agent fees	314,696
Distribution and service plan fees	273,726
Accounting fees	71,764
Custodian fees and expenses	28,016
Independent trustees' fees and expenses	1,257
Registration fees	72,598
Audit	31,002
Legal	1,458
Interest	6,741
Miscellaneous	832
Total expenses before reductions	2,108,384
Expense reductions	(69,285)
Total expenses after reductions		2,039,099
Net Investment income (loss)		1,662,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,193,081)
Foreign currency transactions	406
Futures contracts	331,705
Total net realized gain (loss)		(10,860,970)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	15,820,571
Assets and liabilities in foreign currencies	880
Futures contracts	52,615
Total change in net unrealized appreciation (depreciation)		15,874,066
Net gain (loss)		5,013,096
Net increase (decrease) in net assets resulting from operations		$6,675,978
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,662,882	$3,312,639
Net realized gain (loss)	(10,860,970)	(3,866,612)
Change in net unrealized appreciation (depreciation)	15,874,066	(30,032,655)
Net increase (decrease) in net assets resulting from operations	6,675,978	(30,586,628)
Distributions to shareholders	(2,171,130)	(13,471,817)
Share transactions - net increase (decrease)	(43,843,584)	151,885,468
Total increase (decrease) in net assets	(39,338,736)	107,827,023

Net Assets
Beginning of period	397,708,563	289,881,540
End of period	$358,369,827	$397,708,563

Financial Highlights
Fidelity Advisor® Value Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$29.71	$33.55	$20.40	$22.44	$23.40	$25.37
Income from Investment Operations
Net investment income (loss) A,B	.10	.24	.11	.14	.19	.17
Net realized and unrealized gain (loss)	.49	(2.61)	13.15	(1.46)	1.57	(1.31)
Total from investment operations	.59	(2.37)	13.26	(1.32)	1.76	(1.14)
Distributions from net investment income	(.12)	(.24)	(.11)	(.17) C	(.10) C	(.22)
Distributions from net realized gain	-	(1.24)	-	(.55) C	(2.62) C	(.61)
Total distributions	(.12)	(1.47) D	(.11)	(.72)	(2.72)	(.83)
Net asset value, end of period	$30.18	$29.71	$33.55	$20.40	$22.44	$23.40
Total Return E,F,G	1.98%	(7.25)%	65.21%	(6.24)%	9.00%	(4.73)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.19% J	1.15%	1.21%	1.17%	1.10%	1.12%
Expenses net of fee waivers, if any	1.15% J	1.15%	1.20%	1.16%	1.10%	1.12%
Expenses net of all reductions	1.15% J	1.15%	1.20%	1.14%	1.10%	1.11%
Net investment income (loss)	.68% J	.76%	.35%	.71%	.87%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$98,164	$108,439	$100,604	$36,269	$47,465	$45,006
Portfolio turnover rate K	76% J	67%	64%	91%	77%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$29.34	$33.13	$20.15	$22.19	$23.15	$25.10
Income from Investment Operations
Net investment income (loss) A,B	.07	.16	.03	.09	.12	.10
Net realized and unrealized gain (loss)	.48	(2.57)	13.01	(1.47)	1.57	(1.30)
Total from investment operations	.55	(2.41)	13.04	(1.38)	1.69	(1.20)
Distributions from net investment income	(.04)	(.15)	(.06)	(.11) C	(.03) C	(.14)
Distributions from net realized gain	-	(1.24)	-	(.55) C	(2.62) C	(.61)
Total distributions	(.04)	(1.38) D	(.06)	(.66)	(2.65)	(.75)
Net asset value, end of period	$29.85	$29.34	$33.13	$20.15	$22.19	$23.15
Total Return E,F,G	1.86%	(7.46)%	64.81%	(6.55)%	8.74%	(5.01)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.43% J	1.40%	1.47%	1.45%	1.39%	1.39%
Expenses net of fee waivers, if any	1.40% J	1.40%	1.45%	1.43%	1.38%	1.39%
Expenses net of all reductions	1.40% J	1.40%	1.45%	1.42%	1.38%	1.37%
Net investment income (loss)	.43% J	.51%	.10%	.43%	.58%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$22,707	$22,540	$23,323	$12,736	$15,006	$14,961
Portfolio turnover rate K	76% J	67%	64%	91%	77%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.73	$31.45	$19.18	$21.15	$22.16	$24.02
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	(.12)	(.02)	.01	(.04)
Net realized and unrealized gain (loss)	.46	(2.43)	12.39	(1.40)	1.49	(1.25)
Total from investment operations	.45	(2.43)	12.27	(1.42)	1.50	(1.29)
Distributions from net investment income	-	(.08)	-	-	-	-
Distributions from net realized gain	-	(1.21)	-	(.55)	(2.51)	(.57)
Total distributions	-	(1.29)	-	(.55)	(2.51)	(.57)
Net asset value, end of period	$28.18	$27.73	$31.45	$19.18	$21.15	$22.16
Total Return D,E,F	1.62%	(7.94)%	63.97%	(7.02)%	8.13%	(5.55)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.98% I	1.93%	2.01%	1.98%	1.92%	1.93%
Expenses net of fee waivers, if any	1.90% I	1.90%	1.96%	1.97%	1.92%	1.93%
Expenses net of all reductions	1.90% I	1.90%	1.96%	1.95%	1.91%	1.92%
Net investment income (loss)	(.07)% I	-% J	(.41)%	(.11)%	.05%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,966	$14,661	$15,726	$6,331	$8,777	$14,405
Portfolio turnover rate K	76% I	67%	64%	91%	77%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$30.09	$33.96	$20.64	$22.70	$23.66	$25.65
Income from Investment Operations
Net investment income (loss) A,B	.14	.32	.20	.21	.26	.25
Net realized and unrealized gain (loss)	.49	(2.63)	13.30	(1.48)	1.59	(1.34)
Total from investment operations	.63	(2.31)	13.50	(1.27)	1.85	(1.09)
Distributions from net investment income	(.19)	(.33)	(.18)	(.25) C	(.19) C	(.29)
Distributions from net realized gain	-	(1.24)	-	(.55) C	(2.62) C	(.61)
Total distributions	(.19)	(1.56) D	(.18)	(.79) D	(2.81)	(.90)
Net asset value, end of period	$30.53	$30.09	$33.96	$20.64	$22.70	$23.66
Total Return E,F	2.11%	(6.99)%	65.68%	(5.95)%	9.34%	(4.48)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.88%	.92%	.87%	.79%	.82%
Expenses net of fee waivers, if any	.90% I	.88%	.92%	.85%	.79%	.81%
Expenses net of all reductions	.90% I	.88%	.92%	.84%	.79%	.80%
Net investment income (loss)	.93% I	1.02%	.63%	1.01%	1.18%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$164,537	$170,764	$104,393	$8,861	$11,097	$12,342
Portfolio turnover rate J	76% I	67%	64%	91%	77%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$30.10	$33.96	$20.63	$22.69	$23.67	$25.67
Income from Investment Operations
Net investment income (loss) A,B	.17	.36	.25	.23	.28	.28
Net realized and unrealized gain (loss)	.49	(2.62)	13.28	(1.47)	1.58	(1.34)
Total from investment operations	.66	(2.26)	13.53	(1.24)	1.86	(1.06)
Distributions from net investment income	(.24)	(.36)	(.20)	(.27) C	(.22) C	(.33)
Distributions from net realized gain	-	(1.24)	-	(.55) C	(2.62) C	(.61)
Total distributions	(.24)	(1.60)	(.20)	(.82)	(2.84)	(.94)
Net asset value, end of period	$30.52	$30.10	$33.96	$20.63	$22.69	$23.67
Total Return D,E	2.18%	(6.86)%	65.88%	(5.84)%	9.45%	(4.36)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.79% H	.76%	.77%	.75%	.69%	.70%
Expenses net of fee waivers, if any	.75% H	.75%	.77%	.74%	.68%	.70%
Expenses net of all reductions	.75% H	.75%	.77%	.72%	.68%	.68%
Net investment income (loss)	1.08% H	1.16%	.78%	1.13%	1.28%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$58,994	$81,306	$45,835	$1,712	$2,772	$834
Portfolio turnover rate I	76% H	67%	64%	91%	77%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$53,194,349
Gross unrealized depreciation	(28,280,021)
Net unrealized appreciation (depreciation)	$24,914,328
Tax cost	$348,205,105

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,631,147)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	150,424,015	187,380,860
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$138,689	$5,428
Class M	.25%	.25%	58,928	873
Class C	.75%	.25%	76,109	15,762
			$273,726	$22,063

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$52,110
Class M	1,221
Class C A	2,835
$56,166

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$104,510.19
Class M	21,482.18
Class C	17,036.22
Class I	155,608.17
Class Z	16,060.04
	$314,696

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Fund	$5,422

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Value Fund	Borrower	$ 8,158,000	4.96%	$6,741

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Fund	11,404,295	12,221,673	(388,648)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Advisor Value Fund	$406
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Value Fund	$3,438	$ 3,681	$69,170
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$19,478
Class M	1.40%	3,523
Class C	1.90%	5,396
Class I	.90%	16,903
Class Z	.75%	14,345
		$59,645

During the period, transfer agent credits reduced each class' expenses as noted in the table below.
Expense reduction
Class A	$36
Class M	292
$328

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,312.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Value Fund
Distributions to shareholders
Class A	$432,386	$4,405,947
Class M	26,680	990,545
Class C	-	660,630
Class I	1,087,478	5,021,021
Class Z	624,586	2,393,674
Total	$2,171,130	$13,471,817
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Value Fund
Class A
Shares sold	443,382	1,692,576	$13,876,920	$53,594,255
Reinvestment of distributions	14,231	137,847	427,936	4,297,977
Shares redeemed	(854,704)	(1,179,626)	(26,431,471)	(37,522,482)
Net increase (decrease)	(397,091)	650,797	$(12,126,615)	$20,369,750
Class M
Shares sold	52,032	134,897	$1,588,022	$4,251,310
Reinvestment of distributions	888	31,736	26,425	979,513
Shares redeemed	(60,370)	(102,350)	(1,854,458)	(3,170,588)
Net increase (decrease)	(7,450)	64,283	$(240,011)	$2,060,235
Class C
Shares sold	132,403	217,748	$3,827,009	$6,554,230
Reinvestment of distributions	-	22,308	-	654,000
Shares redeemed	(165,332)	(211,462)	(4,688,335)	(6,050,103)
Net increase (decrease)	(32,929)	28,594	$(861,326)	$1,158,127
Class I
Shares sold	1,692,536	5,343,179	$53,437,634	$171,305,654
Reinvestment of distributions	35,458	157,060	1,077,559	4,946,432
Shares redeemed	(2,013,809)	(2,899,066)	(62,163,109)	(90,414,411)
Net increase (decrease)	(285,815)	2,601,173	$(7,647,916)	$85,837,675
Class Z
Shares sold	604,990	2,344,555	$19,236,027	$74,364,664
Reinvestment of distributions	17,943	65,065	544,763	2,047,896
Shares redeemed	(1,391,226)	(1,058,038)	(42,748,506)	(33,952,879)
Net increase (decrease)	(768,293)	1,351,582	$(22,967,716)	$42,459,681
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® Value Fund
Class A	1.15%
Actual		$ 1,000	$ 1,019.80	$ 5.76
Hypothetical- B		$ 1,000	$ 1,019.09	$ 5.76
Class M	1.40%
Actual		$ 1,000	$ 1,018.60	$ 7.01
Hypothetical- B		$ 1,000	$ 1,017.85	$ 7.00
Class C	1.90%
Actual		$ 1,000	$ 1,016.20	$ 9.50
Hypothetical- B		$ 1,000	$ 1,015.37	$ 9.49
Class I	.90%
Actual		$ 1,000	$ 1,021.10	$ 4.51
Hypothetical- B		$ 1,000	$ 1,020.33	$ 4.51
Class Z	.75%
Actual		$ 1,000	$ 1,021.80	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.08	$ 3.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.800650.119
FAV-SANN-0623

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2023